Document and Entity Information	6 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	AEOLUS PHARMACEUTICALS, INC.
Entity Central Index Key	0001261734
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 1,926	$ 281	$ 518
Accounts receivable	1,620	882	1,677
Deferred subcontractor cost	1,005
Prepaids and other current assets	92	61	63
Total current assets	4,643	1,224	2,258
Investment in CPEC LLC	32	32	32
Total assets	4,675	1,256	2,290
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	2,023	2,272	2,144
Deferred revenue	1,046
Total current liabilities	3,069	2,272	2,144
Warrant liability		19,319	23,405
Total liabilities	3,069	21,591	25,549
Commitments and Contingencies
Stockholders' equity (deficit):
Series B nonredeemable convertible preferred stock, 1,600,000, 1,600,000 and 600,000 shares authorized as of March 31, 2013, September 30, 2012, and September 30, 2011 respectively; 526,080 and 526,080 shares issued and outstanding as of March 31, 2013, September 30, 2012 and September 30, 2011 respectively	5	5	5
Common stock, $.01 par value per share, 200,000,000 shares authorized; 134,550,068, 62,731,963 and 60,470,718 shares issued and outstanding as of March 31, 2013, September 30, 2012 and September 30, 2011 respectively	1,346	627	605
Additional paid-in capital	182,724	159,747	158,543
Accumulated deficit	(182,469)	(180,714)	(182,412)
Total stockholders' equity (deficit)	1,606	(20,335)	(23,259)
Total liabilities and stockholders' equity (deficit)	$ 4,675	$ 1,256	$ 2,290

CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Stockholder's deficit:
Preferred stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Series B nonredeemable convertible preferred stock, authorized shares	1,600,000	1,600,000	600,000
Series B nonredeemable convertible preferred stock, issued shares	526,080	526,080	526,080
Series B nonredeemable convertible preferred stock, outstanding shares	526,080	526,080	526,080
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	134,550,068	62,731,963	60,470,718
Common stock, outstanding	134,550,068	62,731,963	60,470,718

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Revenue:
Contract revenue	$ 859	$ 2,231	$ 2,201	$ 4,446	$ 7,293	$ 4,821
Costs and expenses:
Research and development	618	1,927	1,787	3,998	6,468	5,055
General and administrative	1,003	865	1,659	1,720	3,196	3,668
Total costs and expenses	1,621	2,792	3,446	5,718	9,664	8,723
Loss from operations	(762)	(561)	(1,245)	(1,272)	(2,371)	(3,902)
Interest expense net	0	0	0	0	0	(21)
Non-cash financing charges and change in fair value of warrants (Notes D, E and F)	(5,020)	3,324	(510)	7,012	4,069	3,887
Other income (expense), net	0	0	0	0	0	335
Net income (loss)	$ (5,782)	$ 2,763	$ (1,755)	$ 5,740	$ 1,698	$ 299
Net income (loss) per weighted share attributable to common stockholders:
Basic (Note G)	$ (0.06)	$ 0.02	$ (0.03)	$ 0.05	$ 0.01	$ 0
Diluted (Note G)	$ (0.06)	$ 0	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.04)
Weighted average common shares outstanding:
Basic	94,425	60,490	69,664	60,480	61,593	59,474
Diluted	94,425	71,858	69,664	76,334	71,041	85,862

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Series B Preferred Stock	Common Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Sep. 30, 2010	$ 5	$ 568	$ 155,402	$ (182,711)	$ (26,736)
Beginning Balance - Shares at Sep. 30, 2010	475,087	56,817,177
Issuance of warrant for note payable��conversion			452		452
Exercise of warrants, Shares		1,153,541			(1,336,668)
Exercise of warrants, Amount		12	900		913
Stock-based compensation			905		905
Issuance of warrants to a consultant			88		88
Sale of common stock, net of issuance costs, Shares		2,500,000
Sale of common stock, net of issuance costs, Amount		25	585		610
Note payable conversion, amount	1		211		212
Net income				299	299
Ending Balance, Amount at Sep. 30, 2011	5	605	158,543	(182,412)	(23,259)
Ending Balance, Shares at Sep. 30, 2011	526,080	60,470,718
Exercise of warrants, Shares		61,079			(940,000)
Exercise of warrants, Amount			16		16
Stock-based compensation			369		369
Issuance of warrants to a consultant			199		199
Sale of common stock, net of issuance costs, Shares		2,200,166
Sale of common stock, net of issuance costs, Amount		22	620		642
Net income				1,698	1,698
Ending Balance, Amount at Sep. 30, 2012	$ 5	$ 627	$ 159,747	$ (180,714)	$ (20,335)
Ending Balance, Shares at Sep. 30, 2012	526,080	62,731,963

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (1,755)	$ 5,740	$ 1,698	$ 299
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			7	5
Stock-based compensation	309	347	568	993
Noncash interest and financing costs			17	0
Change in fair value of warrants	510	(7,012)	(4,086)	(3,887)
Change in assets and liabilities:
Accounts receivable	(738)	(803)	795	(1,677)
Deferred subcontractor cost	(1,005)
Prepaid and other assets	(31)	(17)	(6)	(22)
Accounts payable and accrued expenses	(249)	1,232	128	1,187
Deferred revenue	1,046
Net cash used in operating activities	(1,913)	(513)	(879)	(3,102)
Cash flows provided by financing activities:
Proceeds from issuance of common stock and warrants	3,616	400	660	1,000
Proceeds from exercise of warrants	0	0	0	276
Costs related to the issuance of common stock and warrants	(58)	(15)	(18)	(11)
Net cash provided by financing activities	3,558	385	642	1,265
Net decrease in cash and cash equivalents	1,645	(128)	(237)	(1,839)
Cash and cash equivalents at beginning of period	281	518	518	2,355
Cash and cash equivalents at end of period	1,926	390	281	518
Supplemental disclosure of cash flow information:
Non-cash payments of interest	0	0	0	21
Supplemental disclosure of non-cash financing activities:
Common stock issued for short-term receivable	0	130	0	0
Preferred stock and warrants issued for payment of note payable	0	0	0	453
Preferred stock and warrants issued for payment of interest on note payable	$ 0	$ 0	$ 0	$ 210

Organization, Business and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Organization, Business and Summary of Significant Accounting Policies

Organization

The accompanying unaudited condensed consolidated financial statements include the accounts of Aeolus Pharmaceuticals, Inc. and its wholly-owned subsidiary, Aeolus Sciences, Inc. (collectively, “we,” “us,” “Company” or “Aeolus”). All significant intercompany accounts and transactions have been eliminated in consolidation.  Aeolus is a Delaware corporation. The Company’s primary operations are located in Mission Viejo, California.

Business

Aeolus is a biopharmaceutical company developing a platform of a new class of broad-spectrum, catalytic antioxidant compounds that protect healthy tissue from the damaging effects of radiation. Its first compound, AEOL 10150, is being developed for oncology indications, where it is used in combination with radiation and chemotherapy. Aeolus is also developing AEOL 10150 as a medical countermeasure against the pulmonary effects of radiation exposure under a contract (“BARDA Contract”) valued at up to $118.4 million with the Biomedical Advanced Research and Development Authority (“BARDA”), a division of the Department of Health and Human Services (“HHS”).  Aeolus is in its third year under the BARDA Contract.  Additionally, Aeolus receives development support from the National Institutes of Health (“NIH”) for development of the compound as a medical countermeasure against radiation and chemical exposure. Aeolus’ strategy is to leverage the substantial investment in toxicology, manufacturing, and preclinical and clinical studies made by U.S. government agencies in AEOL 10150, including the BARDA Contract, to efficiently develop the compound for use in oncology. Additionally, Aeolus receives development support from the NIH for development of the compound as a medical countermeasure against radiation and chemical exposure.

Basis of Presentation

All significant intercompany activity has been eliminated in the preparation of the condensed consolidated financial statements. The unaudited condensed consolidated financial statements have been prepared in accordance with the requirements of Form 10-Q and Rule 10-01 of Regulation S-X. Some information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company. The condensed balance sheet at September 30, 2012 was derived from the Company’s audited financial statements included in the Company’s Annual Report on Form 10-K/A for the fiscal year ended September 30, 2012, filed with the Securities and Exchange Commission (the “SEC”) on May 14, 2013. As disclosed in the Company’s Current Report on Form 8-K filed with the SEC on February 19, 2013, in connection with the preparation of the Company’s Quarterly Report on Form 10-Q for the quarter ended December 31, 2012, the Company determined that its basic and diluted net income (loss) per share calculations should have been prepared using the “two-class method.” Under the two-class method, securities that participate in dividends are considered “participating securities.” The Company’s preferred shares, preferred warrants and most of its common stock warrants are considered “participating securities” because they include non-forfeitable rights to dividends. Additionally, the Company determined that the diluted net income (loss) per share calculations did not include the net income effect of changes in fair value related to dilutive, liability classified warrants.  On February 12, 2013, the Audit Committee of the Company’s Board of Directors concluded, based on the recommendation of management, that the consolidated statements of operations for the fiscal years ended September 30, 2012 and 2011, and the consolidated statements of operations for the quarterly periods in the years ended September 30, 2012 and 2011, should no longer be relied upon because of the incorrect calculation of earnings per share. The Company’s management and the Audit Committee discussed the matters relating to the restatements with Grant Thornton LLP, the Company’s independent registered public accountants.  On May 14, 2013, the Company filed an amendment to its Annual Report on Form 10-K for the year ended September 30, 2012 to reflect the revisions set forth above, and also reflected these revisions in the financial statements included in the Company’s Post-Effective Amendment No. 1 to Form S-1 (Registration No. 333-181409) that was filed with the SEC on February 19, 2013. The unaudited condensed consolidated financial statements included herein should thereforebe read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company's Annual Report on Form 10-K/A and in the Company’s other SEC filings. Results for the interim period are not necessarily indicative of the results for any other period.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company invests available cash in short-term bank deposits. Cash and cash equivalents include investments with maturities of three months or less at the date of purchase. The carrying value of cash and cash equivalents approximate their fair market value at March 31, 2013 and 2012 due to their short-term nature.

Significant customer and accounts receivable

For the six months ended March 31, 2013 and 2012, the Company’s primary customer was BARDA. For the six months ended March 31, 2013 and 2012, revenues from BARDA comprised 100% of total revenues. As of March 31, 2013 and 2012, the Company’s receivable balances were comprised 100% from this customer. Unbilled accounts receivable, included in accounts receivable, totaling $418,000 and $882,000 as of March 31, 2013 and September 30, 2012, respectively, relate to work that has been performed, though invoicing has not yet occurred. All of the unbilled receivables are expected to be billed and collected within the next 12 months. Accounts receivable are stated at invoice amounts and consist primarily of amounts due from BARDA. If necessary, the Company records a provision for doubtful receivables to allow for any amounts which may be unrecoverable. This provision is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. As of March 31, 2013 and September 30, 2012, an allowance for doubtful accounts was not recorded as the collection history from the Company’s customers indicated that collection was probable.

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. Management believes that the financial risks associated with its cash and cash equivalents and investments are minimal. Because accounts receivable consist primarily of amounts due from the U.S. federal government agencies, management deems there to be minimal credit risk.

Revenue Recognition

Aeolus recognizes revenue in accordance with the authoritative guidance for revenue recognition.  Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery (or passage of title) has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured.

The BARDA Contract is classified as a “cost-plus-fixed-fee” contract. Aeolus recognizes government contract revenue in accordance with the authoritative guidance for revenue recognition including the authoritative guidance specific to federal government contracts. Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and indirect costs. In addition, we receive a fixed fee under the BARDA Contract, which is unconditionally earned as allowable costs are incurred and is not contingent on success factors. Reimbursable costs under the BARDA Contract, including the fixed fee, are recognized as revenue in the period the reimbursable costs are incurred and become billable.

Fair Value of Financial Instruments

The carrying amounts of  the Company's short-term financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to their short maturities.

Fair Value Measurements

The Company follows Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC Topic 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The warrant liability is measured at fair market value on a recurring basis as of March 31, 2013 and September 31, 2012 and is summarized below (in thousands):

Fair value at March 31, 2013			Fair value at September 30, 2012
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$—	$—	$—	$19,319

The following table summarizes as of March 31, 2013 the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2012	$19,319
Change in fair value of warrant liability	(1,574)
Warrant repricing modification charge	2,084
Exercised	(19,829)
Balance at March 31, 2013	$—

Research and Development

Research and development costs are expensed in the period incurred.

Leases

The Company leases office space and office equipment under month to month operating lease agreements. For the six months ended March 31, 2013 and 2012, total rent expense was approximately $20,000 and $16,000, respectively.

Income Taxes

 The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax bases of assets or liabilities and their reported amounts in the financial statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. A valuation allowance is established when management determines that it is more likely than not that all or a portion of a deferred tax asset will not be realized. Management evaluates the Company’s ability to realize its net deferred tax assets on a quarterly basis and valuation allowances are provided, as necessary. During this evaluation, management reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the Company’s ability to realize its deferred tax assets to determine if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the Company’s income tax provision or benefit. Management also applies the relevant guidance to determine the amount of income tax expense or benefit to be allocated among continuing operations, discontinued operations, and items charged or credited directly to stockholders’ equity (deficit).

A tax position must meet a minimum probability threshold before a financial statement benefit is recognized. The minimum threshold is a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Net Income (Loss) Per Common Share

The Company computes net income attributable to common stockholders using the two-class method required for participating securities. Under the two-class method, securities that participate in dividends, such as the Company’s outstanding preferred shares, preferred warrants, and most common stock warrants, are considered “participating securities.” Our preferred shares, preferred warrants and common stock warrants are considered “participating securities” because they include non-forfeitable rights to dividends.

In applying the two-class method, (i) basic net income (loss) per share is computed by dividing net income (less any dividends paid on participating securities) by the weighted average number of shares of common stock and participating securities outstanding for the period and (ii) diluted earnings per share may include the additional effect of other securities, if dilutive, in which case the dilutive effect of such securities is calculated using the treasury stock method. The Company may have other securities with a dilutive effect outstanding, so the Company’s basic net income (loss) per share uses the two-class method and diluted net income (loss) per share uses the treasury stock method.

Accounting for Stock-Based Compensation

The Company recognizes stock based compensation expense in the statement of operations based upon the fair value of the equity award amortized over the vesting period.

Segment Reporting

The Company currently operates in one segment.

Warrant Liability

 The Company had warrants with an embedded feature that met the requirements of derivative accounting per ASC Topic 815. Derivatives and Hedging. The Company recorded these warrants at their fair value in accordance with ASC Topic 820. All the warrants subject to this accounting treatment were exercised in full on February 19, 2013 in connection with the financing. See Note D below for additional information.

Increases or decreases in fair value of the warrants were included as a component of other income (expense) in the accompanying statement of operations for the respective period. As of March 31, 2013 and 2012, the liability for warrants decreased to $0 and $19,717,000 from approximately $19,319,000 and $23,405,000 as of September 30, 2012 and 2011, respectively. The warrant liability and revaluations did not have any impact on the Company’s working capital, liquidity or business operations.

Deferred Subcontractor Cost and Deferred Revenue

The Company has subcontracts that require advance payment prior to commencement of work under the BARDA Contract. The Company submits these advance billings from subcontractors to BARDA upon receipt. In the event that the Company has billings to BARDA in excess of earned revenue from BARDA activity, deferred revenue and accounts receivable are recorded to reflect advance billings submitted to BARDA. At the same time, the deferred subcontractor cost asset and accounts payable are recorded to reflect the payments that are owed to the subcontractors.

Organization

The accompanying audited consolidated financial statements include the accounts of Aeolus Pharmaceuticals, Inc. and its wholly-owned subsidiary, Aeolus Sciences, Inc. (collectively “we,” “us,” “Company” or “Aeolus”). All significant intercompany accounts and transactions have been eliminated in consolidation.  Aeolus is a Delaware corporation. The Company’s primary operations are located in Mission Viejo, California.

Business

Aeolus is developing a new class of broad-spectrum, catalytic antioxidant compounds based on technology discovered at Duke University and National Jewish Health.  The Company’s lead compound, AEOL 10150, is a metalloporphyrin specifically designed to neutralize reactive oxygen and nitrogen species. The Company is developing AEOL 10150 as a medical countermeasure against the pulmonary effects of radiation exposure under a contract (“BARDA Contract”) valued at up to $118.4 million with the Biomedical Advanced Research and Development Authority (“BARDA”), a division of the Department of Health and Human Services (“HHS”).  Additionally, Aeolus receives development support from the National Institutes of Health (“NIH”) for development of the compound as a medical countermeasure against radiation and chemical exposure.

Restatement of Net Income (Loss) Per Common Share

As discussed in Note K, the Company has restated Net Income (Loss) Per Common Share for the years ended September 30, 2012 and 2011 and for the unaudited quarterly periods included in Note J.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Summary of Significant Accounting Policies

Basis of Presentation

 The consolidated financial statements include the accounts of Aeolus and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated. The Company uses the equity method to account for its 35.0% ownership interest in CPEC.

Use of Estimates

 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include revenue recognition, warrant liability, allowance for doubtful accounts, stock-based compensation and warrant expense. Actual results could differ from those estimates.

 Cash and Cash Equivalents

 The Company invests available cash in short-term bank deposits. Cash and cash equivalents include investments with maturities of three months or less at the date of purchase. The carrying value of cash and cash equivalents approximate their fair market value at September 30, 2012 and 2011 due to their short-term nature.

 Significant customers and accounts receivable

 For the year ended September 30, 2012, the Company’s primary customer was BARDA. For the year ended September 30, 2012, revenues from BARDA comprised 100% of total revenues. As of September 30, 2012, the Company’s receivable balances were comprised 100% from this customer. Unbilled accounts receivable, included in accounts receivable, totaling $558,000 as of September 30, 2012 relate to work that has been performed, though invoicing has not yet occurred. All of the unbilled receivables are expected to be billed and collected within the next 12 months. Accounts receivable are stated at invoice amounts and consist primarily of amounts due from HHS as well as amounts due under reimbursement contracts with other government entities and non-government and philanthropic organizations. If necessary, the Company records a provision for doubtful receivables to allow for any amounts which may be unrecoverable. This provision is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. As of September 30, 2012 and 2011, an allowance for doubtful accounts was not recorded as the collection history from the Company’s customers indicated that collection was probable.

Concentrations of credit risk

 Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. Management believes that the financial risks associated with its cash and cash equivalents and investments are minimal. Because accounts receivable consist primarily of amounts due from the U.S. federal government agencies, management deems there to be minimal credit risk.

Revenue Recognition

 Aeolus recognizes revenue in accordance with the authoritative guidance for revenue recognition.  Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery (or passage of title) has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured.

 The BARDA Contract is classified as a “cost-plus-fixed-fee” contract. Aeolus recognizes government contract revenue in accordance with the authoritative guidance for revenue recognition including the authoritative guidance specific to federal government contracts. Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and indirect costs. In addition, we receive a fixed fee under the BARDA Contract, which is unconditionally earned as allowable costs are incurred and is not contingent on success factors. Reimbursable costs under this BARDA Contract, including the fixed fee, are generally recognized as revenue in the period the reimbursable costs are incurred and become billable.

 Fair Value of Financial Instruments

 The carrying amounts of our short-term financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to their short maturities.

 Fair Value Measurements

 The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

 ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

 The warrant liability is measured at fair market value on a recurring basis as of September 30, 2012 and 2011 and is summarized below (in thousands):

Fair value at September 30, 2012			Fair value at September 30, 2011
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$19,319	$—	$—	$23,405

The following table summarizes, as of September 30, 2012, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2011	$23,405
Warrants exercised	(17)
Change in fair value of warrant liability	(4,069)
Balance at September 30, 2012	$19,319

Research and Development

 Research and development costs are expensed in the period incurred.

Leases

 The Company leases office space and office equipment under month to month operating lease agreements. For the years ended September 30, 2012 and 2011, total rent expense was approximately $36,000 and $18,000, respectively.

 Income Taxes

  The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax bases of assets or liabilities and their reported amounts in the financial statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. A valuation allowance is established when management determines that is more likely than not that all or a portion of a deferred tax asset will not be realized. Management evaluates the Company’s ability to realize its net deferred tax assets on a quarterly basis and valuation allowances are provided, as necessary. During this evaluation, management reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the Company’s ability to realize its deferred tax assets to determine  if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the Company’s income tax provision or benefit. Management also applies the relevant guidance to determine the amount of income tax expense or benefit to be allocated among continuing operations, discontinued operations, and items charged or credited directly to stockholders’ equity (deficit).

 A tax position must meet a minimum probability threshold before a financial statement benefit is recognized. The minimum threshold is a tax position that is more likely than not be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

 Net Income (Loss) Per Common Share

 The Company computes net income attributable to common stockholders using the two-class method required for participating securities. Under the two-class method, securities that participate in dividends, such as the Company’s outstanding preferred shares, preferred warrants, and most common stock warrants, are considered “participating securities.” Our preferred shares, preferred warrants and common stock warrants are considered “participating securities” because they include non-forfeitable rights to dividends.

In applying the two-class method, (i) basic net income (loss) per share is computed by dividing net income (less any dividends paid on participating securities) by the weighted average number of shares of common stock and participating securities outstanding for the period and (ii) diluted earnings per share may include the additional effect of other securities, if dilutive, in which case the dilutive effect of such securities is calculated using the treasury stock method. The Company does have other securities with a dilutive effect outstanding, so the Company’s basic net income (loss) per share uses the two-class method and diluted net income (loss) per share uses the treasury stock method.

	Fiscal Year Ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299
Net income attributable to participating securities (1)	(842)	(151)
Net income (loss) attributable to common stockholders – basic (1)	$856	$148

Net income (loss)	$1,698	$299
Less gain (loss) on warrant liability for participating common warrants (1)	3,859	3,553
Net income (loss) attributable to common stockholders – diluted (1)	$(2,161)	$(3,253)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – basic	61,593	59,474
Effect of potentially dilutive securities:
Common stock warrants (1)	9,448	26,388
Convertible preferred warrants	—	—
Convertible preferred stock	—	—
Common stock options	—	—
Non-participating common stock warrants	—	—
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – diluted (1)	71,041	85,862
Basic net income (loss) per common share (1)	$0.01	$0.00
Diluted net income (loss) per common share (1)	$(0.03)	$(0.04)

Diluted weighted average common shares excluded incremental shares of approximately 51,364,000 (1) and 35,680,000 (1), respectively, for the fiscal year 2012 and 2011, due to their anti-dilutive effect.

(1) Amounts changed from the Company’s Form 10-K filing on December 31, 2012. See note K.

Accounting for Stock-Based Compensation

 The Company recognizes stock based compensation expense in the statement of operations based upon the fair value of the equity award amortized over the vesting period.

 Segment Reporting

 The Company currently operates in one segment.

 Warrant Liability

  The Company has warrants with an embedded feature that do not meet the requirements of derivative accounting per Accounting Standards Codification (“ASC”) Topic 815. The Company records these warrants at their fair value in accordance with Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

 Increases or decreases in fair value of the warrants are included as a component of other income (expense) in the accompanying statement of operations for the respective period. As of September 30, 2012, the liability for warrants decreased to approximately $19,319,000 from approximately $23,405,000 as of September 30, 2011, as a result of warrant exercises of $17,000 and a gain to the statements of operations for the fiscal year ended September 30, 2012 of approximately $4,069,000. The warrant liability and revaluations have not and will not have any impact on the Company’s working capital, liquidity or business operations. Some of the Company's warrants contain terms that limit the number of shares the Company would be required to issue thereunder unless the warrant holder agrees to increase the limit prior to exercise. If the warrants outstanding as of September 30, 2012 were exercised in full without regard to any current exercise limits contained therein, the Company would be required to issue a maximum of 59,149,999 shares of common stock.

Liquidity	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Liquidity

The Company had cash and cash equivalents of $1,926,000 on March 31, 2013, and $281,000 on September 30, 2012.  The increase in cash was primarily due to the net impact of cash used in operations and cash raised in financings in February 2013 and March 2013.  The Company had accounts receivable of $1,620,000 on March 31, 2013, and $882,000 on September 30, 2012, and accounts payable of $2,023,000 on March 31, 2013, and $2,272,000 on September 30, 2012.

The Company has incurred significant losses since its inception. At March 31, 2013, the Company’s accumulated deficit was $182,469,000. This raises substantial doubt about Aeolus’ ability to continue as a going concern, which will be dependent on the Company’s ability to generate sufficient cash flows to meet the Company’s obligations on a timely basis, obtain additional financing and, ultimately, achieve operating profits through product sales or BARDA procurements. The Company intends to explore strategic and financial alternatives, which may include a merger or acquisition with or by another company, the sale of shares of stock and/or convertible debentures, the establishment of new collaborations for current research programs that include initial cash payments and on-going research support and the out-licensing of the Company’s compounds for development by a third party. The Company believes that without additional investment capital it will not have sufficient cash to fund its activities in the near future, and will not be able to continue operating. As such, the Company’s continuation as a going concern is dependent upon its ability to raise additional financing. If the Company is unable to obtain additional financing to fund operations, it will need to eliminate some or all of its activities, merge with another company, sell some or all of its assets to another company, or cease operations entirely. There can be no assurance that the Company will be able to obtain additional financing on acceptable terms or at all, or that the Company will be able to merge with another Company or sell any or all of its assets.

In its audit opinion issued in connection with the Company’s consolidated balance sheets as of September 30, 2012 and 2011 and the Company’s consolidated statements of operations, stockholder’s equity and cash flows for the years ended September 30, 2012 and 2011, the Company’s independent registered public accounting firm expressed substantial doubt about the Company’s ability to continue as a going concern given the Company’s recurring net losses, negative cash flows from operations and working capital. The Company recently completed a financing (see Note D below) that provided additional cash to the Company, after expenses, in the amount of approximately $3,558,000. The Company’s ability to continue as a going concern will be dependent on the Company’s ability to generate sufficient cash flows to meet the Company’s obligations on a timely basis, obtain additional financing and, ultimately, achieve operating profits through product sales or BARDA procurements. There can be no assurance that the Company will be able to obtain additional financing on acceptable terms or at all, or that the Company will be able to achieve operating profits.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, assuming the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business.

The Company has incurred significant cash outflows from operations of approximately $879,000 and $3,102,000 for the fiscal years ended September 30, 2012 and 2011, respectively. The Company had net income of approximately $1,698,000 (including a non-cash gain for decreases in valuation of warrants of approximately $4,069,000) for the year ended September 30, 2012. In 2011 the Company had net income from operations of approximately $299,000 (including a non-cash gain for decreases in valuation of warrants of $3,887,000). The Company expects to incur additional losses and cash outflows from operations for several more years.

The Company has historically raised capital through the sale of its common shares and preferred shares; said financing transactions are more thoroughly discussed at note F – Stockholders’ Equity. Management expects they will need to continue to finance the Company’s operations through equity financing for several more years. Subsequent to September 30, 2012, the Company’s management has been engaged in discussions with various investors to raise additional capital through the sale of common shares. However, there is no assurance that this contemplated financing will be consummated on acceptable terms or at all.

If the Company is unable to obtain additional funding for its operations, it will need to eliminate or substantially limit some or all of its activities, merge with another company, sell, lease or license some or all of its assets, or cease operations entirely. There is no assurance that the Company will be able to obtain additional financing on acceptable terms, or at all, or that the Company will be able to merge with another Company or sell, lease or license any or all of its assets. This raises substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classifications of liabilities that might result from this uncertainty.

Warrant Liability	6 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Warrant Liability

Increases or decreases in fair value of the warrants are included as a component of other income (expenses) in the accompanying statement of operations for the respective period. As of March 31, 2013, the aggregate liability for warrants decreased to $0, resulting in a loss to the statements of operations for the three and six months ended March 31, 2013 of $5,020,000 and $510,000, respectively. The warrant liability and revaluations have not had any impact on the Company’s working capital, liquidity or business operations due to the non-cash nature of the liability. The Company previously had warrants with an embedded feature that met the requirements of derivative accounting per ASC Topic 815, Derivatives and Hedging. The Company recorded these warrants at their fair value in accordance with ASC Topic 820 and was required to revalue its liability for these warrants on a quarterly basis. All the warrants subject to this accounting treatment were exercised in full on February 19, 2013 in connection with the financing. See Note D below for additional information.

Investments	12 Months Ended
Sep. 30, 2012
Schedule of Investments [Abstract]
Investments

Investment in CPEC LLC

The Company uses the equity method to account for its 35.0% ownership interest in CPEC. CPEC had $91,000 of net assets at each of September 30, 2012 and 2011. Aeolus’ share of CPEC’s net assets is included in other assets and the Company has no operations or activities unrelated to the out licensing of bucindolol.

Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Stockholders' Equity (Deficit)

Preferred Stock

The Certificate of Incorporation of Aeolus authorizes the issuance of up to 10,000,000 shares of Preferred Stock, at a par value of $.01 per share. The Board of Directors has the authority to issue Preferred Stock in one or more series, to fix the designation and number of shares of each such series, and to determine or change the designation, relative rights, preferences, and limitations of any series of Preferred Stock, without any further vote or action by the stockholders of the Company.

Of the 10,000,000 shares of total authorized shares of Preferred Stock, 1,250,000 shares are designated as Series A Convertible Preferred Stock and 1,600,000 shares are designated as Series B Stock. The Series B Stock is not entitled to vote on any matter submitted to the vote of holders of the common stock except that the Company must obtain the approval of a majority of the outstanding shares of Series B Stock to either amend the Company’s Certificate of Incorporation in a manner that would adversely affect the Series B Stock (including by creating an additional class or series of stock with rights that are senior or pari passu to the Series B Stock) or change the rights of the holders of the Series B Stock in any other respect. Each share of Series B Stock is convertible at any time by the holder thereof into one share of the Company’s common stock, provided that no conversion may be effected that would result in the holders of Series B Stock owning more than 9.9% of the Company’s common stock on a fully converted to common stock basis. If the Company pays a cash dividend on its common stock, it must also pay the same dividend on an as converted basis on the Series B Stock. Upon a liquidation, dissolution, bankruptcy or winding up of the Company or the sale of all or substantially all of the Company’s assets, the holders of Series B Stock will be entitled to receive, together with the holders of common stock, the assets of the Company in proportion to the number of shares of common stock held (assuming conversion of the Series B Stock into shares of common stock).

As of March 31, 2013 and September 30, 2012, 526,080 shares of Series B Stock were outstanding, all of which were held by Elan. Each share of Series B Stock was convertible into one share of common stock as of March 31, 2013.

There were no shares of Series A Convertible Preferred Stock issued or outstanding as of March 31, 2013.

Common Stock

February/March 2013 Financing

On February 19, 2013 and March 4, 2013, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain accredited investors (the “Purchasers”). Under the terms of the agreements, the Company received $3,616,000 in gross proceeds in exchange for the issuance of an aggregate of approximately 14,462,000 units (the “Units”), consisting of 14,462,000 shares of common stock and 14,462,000 warrants, at a purchase price of $0.25 per unit. Each Unit consists of (i) one share of common stock (the “Common Shares”) and (ii) a five year warrant to purchase one share of the Company’s common stock (the “Warrants”). The Warrants have an initial exercise price of $0.25 per share.

On February 19, 2013, the Company received $3,225,000 in gross proceeds in exchange for the issuance of an aggregate of 12,900,000 Units, which consisted of 12,900,000 shares of common stock and 12,900,000 warrants.

On March 4, 2013, the Company received $390,000 in gross proceeds in exchange for the issuance of an aggregate of approximately 1,562,000 Units, which consisted of 1,562,000 shares of common stock and 1,562,000 warrants.

Net cash proceeds from the February/March 2013 Financing, after deducting for expenses, were approximately $3,558,000. The Company also incurred non-cash expenses in the form of 365,000 warrants issued to consultants, at similar terms as the financing Warrants, for services provided. The Company issued a total of 14,827,000 warrants as of March 31, 2013 in connection with the February/March 2013 Financing.

The fair value of the February/March 2013 Financing warrants was estimated to be $4,791,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 154.84%, risk free interest rate of 0.87% and an expected life of five years. The proceeds from the February/March 2013 Financing were allocated based upon the relative fair values of the February/March 2013 Financing Warrants and the February/March 2013 Common Shares.

The February/March 2013 Financing contains a registration rights agreement with an arrangement for liquidated damages in the event of a failure to file with the SEC a registration statement covering the February/March 2013 Financing Units. The Company has until May 16, 2013 to file the registration statement. In the event the registration statement is not timely filed, the Company will be required to make a cash payment of 0.5% of the aggregate amount invested to the Purchasers of the February/March 2013  Financing Units. The 0.5% payment equaling $18,000 would be due after each 30 day period following the closing date for a maximum of 6 months. The maximum liability would be $108,000.  As of March 31, 2013, no liability was recorded as the Company expects to timely file the registration statement.

Modification to rights of Security Holders

Effective February 19, 2013, the Company and each of Xmark JV Investment Partners, LLC, Xmark Opportunity Fund, Ltd. and Xmark Opportunity Fund, L.P. (collectively, the “Xmark Entities”) entered into a Warrant Repricing, Exercise and Lockup Agreement (the “Xmark Warrant Agreement”) pursuant to which the Company agreed to reduce the exercise price of outstanding warrants to purchase an aggregate of up to 59,149,999 shares of Common Stock held by the Xmark Entities (the “Xmark Warrants”) to $0.01 per share. In consideration for the reduction of the exercise price of the Xmark Warrants, each of the Xmark Entities agreed to immediately exercise all of the Xmark Warrants by cashless exercise. The Xmark Warrant Agreement also provides that the Xmark Entities will not transfer the shares issuable upon exercise of the Xmark Warrants (the “Xmark Warrant Shares”) until the Company either (i) declares a cash dividend on its common stock or otherwise makes a cash distribution or (ii) effects a Change of Control, subject in each case to the terms of the Xmark Warrant Agreement.

Modifying the exercise price of the warrants to a fixed amount of $0.01 eliminated the requirement for warrant liability accounting treatment and resulted in a charge of $2,084,000, as described under “Warrant Liability” in Note A above.

March 2012 Financing

On March 30, 2012 and April 4, 2012, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain accredited investors (the “Purchasers”) and completed a financing (the “March 2012 Financing”). Under the terms of the Purchase Agreements, the Company received $660,000 in gross proceeds in exchange for the issuance of an aggregate of 2,200,166 units (the “March 2012 Units”), consisting of 2,200,166 shares of common stock and 1,650,126 warrants, at a purchase price of $0.30 per Unit. Each Unit consisted of (i) one share of common stock (the “March 2012 Common Shares”) and (ii) a five year warrant to purchase 0.75 of a share of the Company’s common stock (the “March 2012 Warrants”). The March 2012 Warrants have an initial exercise price of $0.40 per share.

On March 30, 2012, the Company received $530,000 in gross proceeds in exchange for the issuance of an aggregate of 1,766,833 March 2012 Units, which consisted of 1,766,833 shares of common stock and 1,325,126 warrants.

On April 4, 2012, the Company received $130,000 in gross proceeds in exchange for the issuance of an aggregate of approximately 433,333 March 2012 Units, which consisted of 433,333 shares of common stock and 325,000 warrants.

Net cash proceeds from the March 2012 Financing, after deducting for expenses, were $642,000. The Company also incurred non-cash expenses in the form of 12,501 warrants issued to consultants, at similar terms as the March 2012 Warrants, for services provided. Pursuant to the warrants, the Company is obligated to issue up to a total of 1,662,627 shares of common stock as of September 30, 2012 in connection with the March 2012 Financing.

The fair value of the March 2012 Warrants issued on March 30, 2012 was estimated to be $363,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 150.74%, risk free interest rate of 1.04% and an expected life of five years. The proceeds from the March 2012 Financing were allocated based upon the relative fair values of the March 2012 Warrants and the March 2012 Common Shares.

The fair value of the March 2012 Warrants issued on April 4, 2012 was estimated to be $84,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 149.36%, risk free interest rate of 1.05% and an expected life of five years. The proceeds from the March 2012 Financing were allocated based upon the relative fair values of the March 2012 Warrants and the March 2012 Common Shares.

Dividends

The Company has never paid a cash dividend on its common stock and does not anticipate paying cash dividends on its common stock in the foreseeable future. If the Company pays a cash dividend on its common stock, it also must pay the same dividend on an as converted basis on its outstanding Series B Stock.

Warrants

As of March 31, 2013, warrants to purchase an aggregate of 17,879,627 shares of common stock were outstanding with a weighted average exercise price of $0.29 per share. Details of the warrants for common stock outstanding at March 31, 2013 are as follows:

Number of Shares	Exercise Price	Expiration Date
100,000	$0.50	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
140,000	$0.35	October 2017
13,085,000	$0.25	February 2018
1,742,000	$0.25	March 2018
17,879,627	$0.29

As of March 31, 2013, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. The warrant has an exercise price of $0.01 per share and expires in February 2016.

Below is a summary of warrant activity (“common and preferred”) for the six months ended March 31, 2013:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2012	62,993,663	$0.30	4.2	$5,344,623
Granted	14,932,000	$0.25	4.89	$1,039,373
Exercised	(59,149,999)	$0.01	3.75	$19,519,500
Expired or Canceled	-	$-	-	$-
Forfeited	-	$-	-	$-
Vested	-	$-	-	$-
Outstanding at 3/31/2013	18,775,664	$0.29	4.55	$1,335,864

Below is a summary of warrant activity (“common and preferred”) for the six months ended March 31, 2012:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2011	61,936,036	$0.30	5.13	$8,257,575
Granted	1,337,627	$0.40	5.00	$-
Exercised	-	$-	-	$-
Expired or Canceled	-	$-	-	$-
Forfeited	-	$-	-	$-
Vested	-	$-	-	$-
Outstanding at 3/31/2012	63,273,663	$0.30	4.64	$1,672,831

E.	Stock-Based Compensation

Below is a summary of stock option activity for the six months ended March 31, 2013:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2012	9,473,661	$0.70	5.81	$153,850
Granted	2,745,000	$0.39	9.92	$901
Exercised	-	$-	-	$-
Expired or Canceled	72,744	$0.85	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2013	12,145,917	$0.63	6.38	$45,084

For the six months ended March 31, 2013, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

Below is a summary of stock option activity for the six months ended March 31, 2012:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2011	8,942,628	$0.82	6.48	$258,555
Granted	351,250	$0.33	9.89	$-
Exercised	-	$-	-	$-
Expired or Canceled	(65,645)	$12.47	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2012	9,228,233	$0.72	6.17	$6,419

For the six months ended March 31, 2012, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

The details of stock options for the six months ended March 31, 2013 were as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	March 31,	Exercise	Contractual	December 31,	Exercise	Contractual
Prices	2013	Price	Life (in years)	2012	Price	Life (in years)
$0.23-$0.30	1,612,500	$0.29	6.81	1,491,670	$0.30	6.60
$0.31-$0.40	6,501,500	$0.39	8.32	3,796,817	$0.38	7.19
$0.41-$0.50	177,000	$0.46	6.25	177,000	$0.46	6.25
$0.51-$0.60	963,750	$0.59	6.14	963,750	$0.59	6.14
$0.61-$0.70	66,500	$0.68	3.38	66,500	$0.68	3.38
$0.71-$0.80	382,250	$0.75	4.17	382,250	$0.75	4.17
$0.81-$0.90	697,091	$0.88	3.51	697,091	$0.88	3.51
$0.91-$1.00	44,500	$0.94	2.49	44,500	$0.94	2.49
$1.01-$1.50	1,337,519	$1.48	0.43	1,337,519	$1.48	0.43
$1.51-$5.00	363,307	$2.77	1.26	363,307	$2.77	1.26

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the three months ended March 31,		For the six months ended March 31,
	2013	2012	2013	2012
Research and Development Expenses	$5	$-	$9	$7
General and Administrative Expenses	232	148	300	340
	$237	$148	$309	$347

The total unrecognized compensation expense for outstanding and unvested stock options for the six months ended March 31, 2013 was $942,000. The weighted average remaining recognition period for the total deferred compensation expense is approximately nine months. The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the six months ended March 31,
	2013	2012
Dividend yield	0%	0%
Expected volatility	154.6%	151%
Risk-free interest rate	0.86%	1.08%
Expected term	5.27 years	5.06 years

 Basis of Presentation

 Preferred Stock

 The Certificate of Incorporation of the Company authorizes the issuance of up to 10,000,000 shares of Preferred Stock, at a par value of $0.01 per share, of which 1,250,000 shares are designated Series A Convertible Preferred Stock and 1,600,000 shares are designated Series B Convertible Preferred Stock. The Board of Directors has the authority to issue Preferred Stock in one or more series, to fix the designation and number of shares of each such series, and to determine or change the designation, relative rights, preferences, and limitations of any series of Preferred Stock, without any further vote or action by the stockholders of the Company.

 In January 2001, the Company issued to Elan 28,457 shares of Series B Stock. In February 2002, the Company issued 58,883 additional shares of Series B Stock and 480,000 shares of common stock to Elan in exchange for the retirement of a $1,400,000 note payable to Elan. In May 2002, the Company sold 416,204 shares of Series B Stock to Elan for $3,000,000. On January 14, 2005, Elan converted 28,457 shares of the Series B Stock into 28,457 shares of common stock.

 On February 7, 2011, the Company elected to exercise its right to repay a related party note payable to Elan, with a maturity value of approximately $663,000, with 50,993 shares of Series B Stock and a warrant to purchase an aggregate of 896,037 shares of Series B Stock at an exercise price of $0.01 per share. The warrant has a term of five years, a cashless exercise provision and customary anti-dilution adjustments in the event of stock splits, stock combination, reorganizations and similar events. In connection with the issuance, the Company amended its certificate of incorporation on February 7, 2011 to increase the authorized number of shares of Series B Stock from 600,000 to 1,600,000. The fair value of the warrants issued on February 7, 2011 was estimated to be $452,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 93.3%, risk free interest rate of 2.39% and an expected life of five years.

 As of September 30, 2012 and 2011, 526,080 shares of Series B Stock were outstanding, respectively. There are no shares of Series A Convertible Preferred Stock issued or outstanding.

 With respect to dividend rights and rights upon liquidation, winding up and dissolution, the Series B Stock ranks pari passu with the common stock. Subject to any rights of senior stock, holders of Series B Stock are entitled to receive dividends or distributions as, when and if declared by the Board of Directors. In the event the Board of Directors declares a dividend or distribution with respect to the outstanding common stock, the holders of Series B Stock are entitled to receive the amount of dividends per share in the same form payable on the common stock based on the largest number of shares of common stock issuable upon conversion of the outstanding Series B Stock. In the event of a liquidation, winding up or dissolution of the Company, subject to any rights of senior stock, the holders of Series B Stock are entitled to receive, pari passu with the holders of the common stock, the assets of the Company based on the largest number of shares of common stock issuable upon conversion of the outstanding Series B Stock.

 Each share of Series B Stock is convertible into one share of common stock. The Series B Stock can be converted into common stock at any time upon the election of the holders of the Series B Stock except to the extent such conversion would result in the holders of Series B Stock owning in the aggregate more than 9.99% of the outstanding common stock.

 The Series B Stock is not entitled to vote on any matter submitted to the vote of holders of the common stock except that the Company must obtain the approval of a majority of the outstanding shares of Series B Stock to either amend the Company’s Certificate of Incorporation in a manner that would adversely affect the Series B Stock (including by creating an additional class or series of stock with rights that are senior or pari passu to the Series B Stock) or change the rights of the holders of the Series B Stock in any other respect.

Common Stock

 August 2010 Financing

 On August 12, 2010, the Company announced an additional financing with certain existing investors (the “August 2010 Investors”). Under the terms of the agreement, the Company received $1,000,000 in gross proceeds in exchange for the issuance of 2,500,000 shares of common stock and warrants to purchase up to 1,875,000 shares at an exercise price of $0.50 per share. The Company also granted to the August 2010 Investors the option to acquire, collectively, up to an additional 2,500,000 units, comprised of an aggregate of 2,500,000 shares of common stock and warrants to purchase up to an aggregate of 1,875,000 additional shares of common stock at an exercise price of $0.50 (the “August 2010 Call Option”). In addition, the August 2010 Investors granted to the Company the option to require these August 2010 Investors, severally and not jointly, to acquire up to 2,500,000 additional units, less any additional units acquired under the August 2010 Call Option, at the per additional unit purchase price of $0.40 (the “August 2010 Put Option”). On December 28, 2010, the investors exercised their Call Option and the Company received $1 million in proceeds in exchange for 2,500,000 common shares and 1,875,000 warrants.

Net cash proceeds from the August 2010 Financing, after deducting for expenses, were approximately $900,000.

 The fair value of the August 2010 Warrants was estimated to be $542,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 91.83%; risk free interest rate of 2.08%; and an expected life of seven years. The proceeds from the August 2010 financing were allocated based upon the relative fair values of the August 2010 Warrants and the August 2010 Shares. Due to the anti-dilution provisions of the August 2010 Warrants, these warrants were deemed to be a liability under current accounting guidance and, as a result, the warrant liability was increased by $542,000 of which $179,000 was recorded as a charge to the Statement of Operations and $363,000 of proceeds from the August 2010 financing was allocated to the value of the August 2010 Warrants.

 On December 28, 2010, the investors exercised their Call Option and the Company received $1,000,000 in proceeds in exchange for 2,500,000 common shares and 1,875,000 warrants, with an initial exercise price of $0.50 per share, subject to adjustment as provided in the warrants (the “Additional Warrants”). The Additional Warrants are exercisable for a seven-year period from their date of issuance; contain a “cashless exercise” feature that allows the holder to exercise the Additional Warrants without a cash payment to the Company under certain circumstances; contain a dividend participation right which allows the holder to receive any cash dividends paid on the Common Stock without exercising the Additional Warrant; contain a provision that provides for the reduction of the exercise price to $0.01 in the event of any such payment of cash dividends by the Company or upon a change of control; and contain anti-dilution provisions in the event of a stock dividend or split, dividend payment or other issuance, reorganization, recapitalization or similar event.

 The net cash proceeds to the Company from the December 2010 financing, after deducting for expenses, were approximately $990,000.

 The fair value of the August 2010 Call Option warrants was estimated to be $912,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%; expected volatility of 90.51%; risk free interest rate of 2.89%; and an expected life of seven years. The proceeds from the August 2010 Call Option exercise were allocated based upon the relative fair values of the August 2010 Call Option Warrants and the August 2010 Put Option Shares. Due to the anti-dilution provisions of the August 2010 Call Option Warrants, these warrants were deemed to be a liability under current accounting guidance and as a result the warrant liability was increased by $912,000 of which $534,000 was recorded as a charge to the Statement of Operations and $378,000 of proceeds from the August 2010 Call Option exercise was allocated to the value of the October 2009 Warrants.

 March 2012 Financing

 On March 30, 2012 and April 4, 2012, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain accredited investors (the “Purchasers”) and completed a financing (the “March 2012 Financing”). Under the terms of the Purchase Agreements, the Company received $660,000 in gross proceeds in exchange for the issuance of an aggregate of 2,200,166 units (the “March 2012 Units”), consisting of 2,200,166 shares of common stock and 1,650,126 warrants, at a purchase price of $0.30 per Unit. Each Unit consisted of (i) one share of common stock (the “March 2012 Common Shares”) and (ii) a five year warrant to purchase 0.75 of a share of the Company’s common stock (the “March 2012 Warrants”). The March 2012 Warrants have an initial exercise price of $0.40 per share.

On March 30, 2012, the Company received $530,000 in gross proceeds in exchange for the issuance of an aggregate of 1,766,833 March 2012 Units, which consisted of 1,766,833 shares of common stock and 1,325,126 warrants.

On April 4, 2012, the Company received $130,000 in gross proceeds in exchange for the issuance of an aggregate of approximately 433,333 March 2012 Units, which consisted of 433,333 shares of common stock and 325,000 warrants.

Net cash proceeds from the March 2012 Financing, after deducting for expenses, were $642,000. The Company also incurred non-cash expenses in the form of 12,501 warrants issued to consultants, at similar terms as the March 2012 Warrants, for services provided. Pursuant to the warrants, the Company is obligated to issue up to a total of 1,662,627 shares of common stock as of September 30, 2012 in connection with the March 2012 Financing.

 The fair value of the March 2012 Warrants issued on March 30, 2012 was estimated to be $363,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 150.74%, risk free interest rate of 1.04% and an expected life of five years. The proceeds from the March 2012 Financing were allocated based upon the relative fair values of the March 2012 Financing Warrants and the March 2012 Common Shares.

The fair value of the March 2012 Warrants issued on April 4, 2012 was estimated to be $84,000 using the Black-Scholes option pricing model with the following assumptions: dividend yield of 0%, expected volatility of 149.36%, risk free interest rate of 1.05% and an expected life of five years. The proceeds from the March 2012 Financing were allocated based upon the relative fair values of the March 2012 Financing Warrants and the March 2012 Common Shares.

Dividends

 The Company has never paid a cash dividend on its common stock and does not anticipate paying cash dividends on its common stock in the foreseeable future. If we pay a cash dividend on our common stock, we also must pay the same dividend on an as converted basis on our Series B preferred stock. In addition, under the terms of the warrants to purchase up to 59,149,999 shares of our common stock issued to Xmark Opportunity Partners, LLC or its affiliates (“Xmark”) in three transactions (on each of October 6, 2009, July 30, 2010 and August 11, 2010), and any additional warrants issued pursuant to the put and/or option right granted in our August 2010 financing, if we were to pay a dividend on our common stock, the exercise price of these warrants would be reset from $0.28 per share or $0.50 per share, as applicable, to $0.01 per share and the warrant holders would also be entitled receive any such dividend paid.

 Warrants

As of September 30, 2012, warrants to purchase an aggregate of 62,132,626 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2012 were as follows:

Number of Shares	Exercise Price	Expiration Date
100,000	$0.50	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
11,785,714	$0.28	July 2017
35,000	$0.30	August 2017
1,875,000	$0.50	August 2017
35,000	$0.44	September 2017
1,875,000	$0.50	December 2017
62,132,626

As of September 30, 2012, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. Details of the warrant for preferred stock outstanding at September 30, 2012 were as follows:

Number of Shares	Exercise Price	Expiration Date
896,037	$0.01	February 2016
896,037

 As of September 30, 2011, warrants to purchase an aggregate of 61,039,999 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date
940,000	$0.28	May 2012
100,000	$0.45	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
11,785,714	$0.28	July 2017
1,875,000	$0.50	August 2017
1,875,000	$0.50	December 2017
61,039,999

As of September 30, 2011, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. Details of the warrant for preferred stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date
896,037	$0.01	February 2016
896,037

  Below is a summary of warrant activity for the last three fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2010	66,901,667	$0.34	5.5 years	$16,278
Granted	3,821,037	$0.58	6.6 years	$367
Exercised	(1,336,668)	$0.28	0.5 years	$580
Cancelled	(7,250,000)	$0.78		$-
Forfeited	(200,000)	$1.75		$-
Outstanding at 9/30/2011	61,936,036	$0.30	5.2 years	$8,258
Granted	1,997,627	$0.38	4.5 years	$35
Exercised	(940,000)	$0.28		$-
Cancelled	-	$-		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2012	62,993,663	$0.30	4.2 years	$5,344
Exercisable at 9/30/2012	62,993,663	$0.30	4.2 years	$5,344

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Stock-Based Compensation

Below is a summary of stock option activity for the six months ended March 31, 2013:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2012	9,473,661	$0.70	5.81	$153,850
Granted	2,745,000	$0.39	9.92	$901
Exercised	-	$-	-	$-
Expired or Canceled	72,744	$0.85	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2013	12,145,917	$0.63	6.38	$45,084

For the six months ended March 31, 2013, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

Below is a summary of stock option activity for the six months ended March 31, 2012:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2011	8,942,628	$0.82	6.48	$258,555
Granted	351,250	$0.33	9.89	$-
Exercised	-	$-	-	$-
Expired or Canceled	(65,645)	$12.47	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2012	9,228,233	$0.72	6.17	$6,419

For the six months ended March 31, 2012, all stock options were granted with an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

The details of stock options for the six months ended March 31, 2013 were as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	March 31,	Exercise	Contractual	December 31,	Exercise	Contractual
Prices	2013	Price	Life (in years)	2012	Price	Life (in years)
$0.23-$0.30	1,612,500	$0.29	6.81	1,491,670	$0.30	6.60
$0.31-$0.40	6,501,500	$0.39	8.32	3,796,817	$0.38	7.19
$0.41-$0.50	177,000	$0.46	6.25	177,000	$0.46	6.25
$0.51-$0.60	963,750	$0.59	6.14	963,750	$0.59	6.14
$0.61-$0.70	66,500	$0.68	3.38	66,500	$0.68	3.38
$0.71-$0.80	382,250	$0.75	4.17	382,250	$0.75	4.17
$0.81-$0.90	697,091	$0.88	3.51	697,091	$0.88	3.51
$0.91-$1.00	44,500	$0.94	2.49	44,500	$0.94	2.49
$1.01-$1.50	1,337,519	$1.48	0.43	1,337,519	$1.48	0.43
$1.51-$5.00	363,307	$2.77	1.26	363,307	$2.77	1.26

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the three months ended March 31,		For the six months ended March 31,
	2013	2012	2013	2012
Research and Development Expenses	$5	$-	$9	$7
General and Administrative Expenses	232	148	300	340
	$237	$148	$309	$347

  The total unrecognized compensation expense for outstanding and unvested stock options for the six months ended March 31, 2013 was $942,000. The weighted average remaining recognition period for the total deferred compensation expense is approximately nine months. The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the six months ended March 31,
	2013	2012
Dividend yield	0%	0%
Expected volatility	154.6%	151%
Risk-free interest rate	0.86%	1.08%
Expected term	5.27 years	5.06 years

 As an integral component of a management and employee retention program designed to motivate, retain and provide incentive to the Company’s management, employees and key consultants, the Board of Directors approved the 2004 Stock Incentive Plan (the “2004 Plan”) and reserved 10,000,000 shares of common stock for issuance under the 2004 Plan. As of September 30, 2012, 2,250,909 shares were available to be granted under the 2004 Plan. The exercise price of the incentive stock options (“ISOs”) granted under the 2004 Plan must not be less than the fair market value of the common stock as determined on the date of the grant. The options may have a term up to 10 years. Options typically vest immediately or up to one year following the date of the grant.

 Under the Company’s 1994 Stock Option Plan (the “1994 Plan”), incentive stock options or non-qualified stock options to purchase 2,500,000 shares of Aeolus’ common stock may be granted to employees, directors and consultants of the Company. As of September 30, 2012, there were no shares available to be granted under the 1994 Plan. The exercise price of the ISOs granted under the 1994 Plan must not be less than the fair market value of the common stock as determined on the date of the grant. The options may have a term up to 10 years. Options typically vest over one to three years following the date of the grant.

Below is a summary of stock option activity for the last three fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2010	7,921,904	$1.12	7.0 years	$874
Granted	1,095,000	$0.53	9.5 years	$8
Exercised	-	$-		$-
Cancelled	(74,276)	$28.30		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2011	8,942,628	$0.82	6.5 years	$259
Granted	691,250	$0.30	9.6 years	$49
Exercised	-	$-		$-
Cancelled	(85,217)	$10.77		$-
Forfeited	(75,000)	$0.41		$3
Outstanding at 9/30/2012	9,473,661	$0.70	5.8 years	$154
Exercisable at 9/30/2012	9,066,895	$0.71	5.6 years	$120

Stock options granted to consultants during fiscal year 2012 and 2011 were fully vested when issued or vested over a twelve month period. Stock option expense for stock options granted to consultants was $14,000 and $26,000 for fiscal year 2012 and 2011, respectively. For the fiscal years 2012 and 2011, all stock options were issued at or above fair market value of a share of common stock. The weighted-average grant-date fair value of options granted during fiscal years 2012 and 2011 was $0.28 and $0.54, respectively.

A summary of the status of non-vested shares for the fiscal years ended September 30 was:

		Weighted Average
	Number	Grant-Date
	of Shares	Fair Value
Nonvested at September 30, 2010	1,749,161	613,461
Granted	1,095,000	595,315
Vested	(2,251,254)	(913,167)
Forfeited	-	-
Nonvested at September 30, 2011	592,907	295,461
Granted	691,250	190,660
Vested	(839,891)	(369,320)
Forfeited	(37,500)	(10,607)
Nonvested at September 30, 2012	406,766	106,194

The total unrecognized compensation expense for outstanding stock options was $98,000 as of September 30, 2012, which will be recognized over a weighted average period of eight months. The total fair value of shares vested during fiscal years 2012 and 2011 was $369,000 and $913,000, respectively.

The details of stock options for the fiscal year ended September 30, 2012 are as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	September 30,	Exercise	Contractual	September 30,	Exercise	Contractual
Prices	2012	Price	Life (in years)	2012	Price	Life (in years)
$0.23-$0.30	1,601,250	$0.29	7.28	1,318,856	$0.30	6.75
$0.31-$0.40	3,767,750	$0.38	7.67	3,643,378	$0.39	7.61
$0.41-$0.50	177,000	$0.46	6.75	177,000	$0.46	6.75
$0.51-$0.60	963,750	$0.59	6.64	963,750	$0.59	6.64
$0.61-$0.70	66,500	$0.68	3.88	66,500	$0.68	3.88
$0.71-$0.80	382,250	$0.75	4.66	382,250	$0.75	4.66
$0.81-$0.90	769,835	$0.88	3.66	769,835	$0.88	3.66
$0.91-$1.00	44,500	$0.94	2.99	44,500	$0.94	2.99
$1.01-$1.50	1,337,519	$1.48	0.93	1,337,519	$1.48	0.93
$1.51-$5.00	363,307	$2.77	1.75	363,307	$2.77	1.75

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the fiscal year ended September 30,
	2012	2011
Research and Development Expenses	$14	$79
General and Administrative Expenses	554	914
Total Stock-based Compensation Expense	$568	$993

The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the fiscal year ended September 30,
	2012	2011
Dividend yield	0%	0%
Expected volatility	146%	89% - 179%
Risk-free interest rate	0.90%	1.1% - 3.7%
Expected option life after shares are vested	5.23 years	8.35 years

Effective July 1, 2011, the Company began using historical information regarding the volatility of its own stock price for purposes of calculating an expected volatility rate for stock option valuation purposes. From April 1, 2009 through June 30, 2011, the Company used a peer group of publicly traded entities to determine an expected volatility rate for stock option valuation. There was no material impact on the financial statements as a result of this change as of July 1, 2011. In addition, the Company changed its method of amortization of stock-based compensation from the multiple attribute method to straight line for option grants made on and subsequent to April 1, 2009. There was no material impact on the financial statements as a result of this change as of April 1, 2009. The Company believes the use of its historical stock price and straight line amortization results in a better estimate of the Company’s stock-based compensation expense.

Net Income (Loss) Per Common Share	6 Months Ended
Mar. 31, 2013
Net income (loss) per weighted share attributable to common stockholders:
Net Income (Loss) Per Common Share

	For the three months		For the six months
	ended March 31,		ended March 31,
	2013	2012	2013	2012
	(in thousands, except per share data)
Numerator:
Net income (loss)	$(5,782)	$2,763	$(1,755)	$5,740
Less net income (loss) attributable to participating securities	-	1,382	-	(2,851)
Net income (loss) attributable to common stockholders – basic	$(5,782)	$1,381	$(1,755)	$2,889

Net income (loss)	$(5,782)	$2,763	$(1,755)	$5,740
Less gain (loss) on warrant liability for participating
common warrants	-	3,046	-	6,868
Net loss attributable to common stockholders – diluted	$(5,782)	$(283)	$(1,755)	$(1,127)

Denominator:
Weighted-average shares used in computing net income per
share attributable to common stockholders – basic	94,425	60,490	69,664	61,359
Effect of potentially dilutive securities:
Common stock warrants	-	10,494	-	14,743
Convertible preferred warrants**	-	-	-	-
Convertible preferred stock**	-	-	-	-
Common stock options**	-	-	-	-
Non-participating common stock warrants**	-	-	-	-
Weighted-average shares used in computing net income
(loss) per share attributable to common stockholders - diluted	94,425	70,984	69,664	76,102
Basic net income per common share	$(0.06)	$0.02	$(0.03)	$0.05
Diluted net income (loss) per common share	$(0.06)	$0.00	$(0.03)	$(0.01)
* Prior period amounts have been restated, see note G below.
** Amounts do not apply due to net loss per treasury method

Diluted weighted average common shares excluded incremental shares of approximately 6,261,000 and 5,069,000, respectively, for the three and six months ended March 31, 2012, due to their anti-dilutive effect. Diluted weighted average common shares excluded incremental shares of approximately 62,534,000 and 58,285,000, respectively, for the three and six months ended March 31, 2012, due to their anti-dilutive effect.

Restated Net Income (Loss) Per Common Share	6 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Restated Net Income (Loss) Per Common Share

As referenced in note A “Basis of Presentation”, the Company identified an error in the calculation of net income (loss) per common share since the filing of the 10-K on December 31, 2012. All references or presentations of net income (loss) per common share have been restated from the original filing of the 10-Q on May 4, 2012.

Basic net income (loss) per share

The Company computes basic net income (loss) per weighted average share attributable to common stockholders using the two-class method. Previously the Company used the weighted average number of shares of common stock outstanding during the period.

The restatement to our calculation relates to an unaccounted term in our preferred shares, preferred warrants and the majority of our common warrants (59,149,999 warrants). Each of these shares and warrants would participate in any potential common stock dividends declared by the Company. Dividend participation by these shares and warrants requires the two-class method of net income (loss) per share calculation in accordance with ASC 260-10-45-60.

Our previous basic income (loss) per share calculation was as follows:

	Period ended March 31, 2012
	Three months ended	Six months ended
Numerator:
Net income	$2,763	$5,740

Denominator:
Weighted-average number of shares – basic	60,490	60,480

Net income (loss) per share – basic	$0.05	$0.10

Our restated basic income (loss) per share calculation is as follows:

	Period ended March 31, 2012
	Three months ended		Six months ended
Net income		$2,763		$5,740

	Weighted-average		Weighted-average
	Number of	Net	Number of	Net
Common stock and participating shares	shares	income	shares	income
Common stock	60,490	$1,381	60,480	$2,868
Participating common stock warrants	59,150	$1,350	59,150	$2,805
Participating series B preferred stock	526	$12	526	$25
Participating series B preferred warrants	896	$20	896	$42
	121,062	$2,763	121,052	$5,740
Numerator:
Weighted-average net income (loss)		$1,381		$2,868
Denominator:
Weighted-average number of basic shares	60,490		60,480
Basic net income (loss) per share		$0.02		$0.05

Diluted net income (loss) per share

The Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the two-class method, and when appropriate, the treasury method. Previously the Company used the weighted average number of shares of common and dilutive potential common shares outstanding during the applicable period. Potential common shares outstanding consist of stock options, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive.

The restatement to our calculation relates to the required removal of fair value adjustments relating to our common stock warrants subject to warrant liability accounting from our calculation of net income (loss) available to diluted shareholders. Each of these warrants would participate in any potential common stock dividends in the future. The Company did not account for the removal of any non-cash gain (loss) from the fluctuation of the warrant liability associated with the incremental warrants in our calculation of net income (loss) per common share.

Our previous diluted income (loss) per share calculation was as follows:

	Period ended March 31, 2012
	Three months ended	Six months ended
Numerator:
Net income	$2,763	$5,740

Denominator:
Weighted-average number of shares – basic	60,490	60,480
Dilutive securities – equity awards	11,204	36,864
Weighted-average number of shares – diluted	71,694	97,344

Net income (loss) per share – diluted	$0.04	$0.08

Our restated diluted income (loss) per share calculation is as follows:

	Period ended March 31, 2012
	Three months ended			Six months ended
Net income		$2,763			$5,740
Less gain (loss) on warrant liability:
Participating common warrants		3,046			6,867
Undistributed net income (loss)		$(283)			$(1,127)

Common stock and common stock equivalents in order of dilutive effect	Outstanding	Incremental Dilutive shares *	Diluted shares	Outstanding	Incremental Dilutive shares *	Diluted shares
Common stock	60,490		60,490	60,480		60,480
Participating common warrants	59,150	10,494	10,494	59,150	14,743	14,743
Participating preferred warrants	896	870	-	896	872	-
Series B preferred shares	526	526	-	526	526	-
Common stock options	9,228	184	-	9,228	349	-
Non-participating common stock warrants	3,228	163	-	3,228	235	-
			70,984			75,223
Numerator:
Weighted-average net income (loss)		$(283)			$(1,127)
Denominator:
Weighted-average number of basic shares		70,984			75,223
Diluted net income (loss) per share		$0.00			$(0.01)

* Treasury method applied

** Excluded as the effect is anti-dilutive

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

As of September 30, 2012 and 2011, the Company had federal net operating loss (“NOL”) carry-forwards of $110,986,000 and $111,347,000, respectively and state operating loss carry-forwards of $32,912,000 and $34,757,000, respectively. The use of these federal and state NOL carry-forwards might be subject to limitation under the rules regarding a change in stock ownership as determined by the Internal Revenue Code (the “Code”). The Company may have had a change of control under Section 382 of the Code during fiscal 2004 and 2006; however, a complete analysis of the limitation of the NOL carry-forwards will not be completed until the time the Company projects it will be able to utilize such NOLs. The federal net operating and the state net operating losses began to expire in 2010. Additionally, the Company had federal research and development carry-forwards as of September 30, 2012 and 2011 of $3,587,000 and $3,329,000, respectively. The Company had state research and development carry-forwards as of September 30, 2012 and 2011 of $892,000 and $624,000, respectively.

Significant components of the Company’s deferred tax assets at September 30, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
Net operating loss carry-forwards	$40,645	$40,939
Research and development credit carry-forwards	4,479	3,953
Accrued payroll related liabilities	2,802	2,750
Depreciation and amortization	939	—
State Taxes	(1,554)	(1,450)
Total deferred tax assets	47,311	46,192
Deferred tax liabilities	—	—
Valuation allowance for deferred assets	(47,311)	(46,192)
Net deferred tax asset	$—	$—

Due to the uncertainty surrounding the realization of the favorable tax attributes in future tax returns, all of the deferred tax assets have been fully offset by a valuation allowance. The change in the valuation allowance is primarily a result of the net operating loss carry-forwards.

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes as follows (dollars in thousands):

	2012	2011
Effective income tax rate	0%	0%

United States Federal income tax at statutory rate	$577	$95
State income taxes (net of federal benefit)	99	2
Warrant expense	(1,621)	(1,311)
Prior year deferred true up	1,119	1,178
Change in valuation reserves	(365)	(212)
Other	193	250
Provision for income taxes	$2	$2

Commitments	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Commitments

The Company acquires assets still in development and enters into research and development arrangements with third parties that often require milestone and royalty payments to the third party contingent upon the occurrence of certain future events linked to the success of the asset in development. Milestone payments may be required, contingent upon the successful achievement of an important point in the development life-cycle of the pharmaceutical product (e.g., approval of the product for marketing by a regulatory agency). If required by the arrangement, the Company may have to make royalty payments based upon a percentage of the sales of the pharmaceutical product in the event that regulatory approval for marketing is obtained. Because of the contingent nature of these payments, they are not included in the table of contractual obligations. No milestones have been met, nor have any payments been paid, as of March 31, 2013.

The Company is also obligated to pay patent filing, prosecution, maintenance and defense costs, if any, for the intellectual property it has licensed from National Jewish Health, National Jewish Medical and Research Center and Duke University.

These arrangements may be material individually, and in the unlikely event that milestones for multiple products covered by these arrangements were reached in the same period, the aggregate charge to expense could be material to the results of operations in any one period. In addition, these arrangements often give Aeolus the discretion to unilaterally terminate development of the product, which would allow Aeolus to avoid making the contingent payments; however, Aeolus is unlikely to cease development if the compound successfully achieves clinical testing objectives.

The Company acquires assets still in development and enters into license and research and development arrangements with third parties that often require milestone and royalty payments to the third party contingent upon the occurrence of certain future events linked to the success of the asset in development. Milestone payments may be required, contingent upon the successful achievement of an important point in the development life-cycle of the pharmaceutical product (e.g., approval of the product for marketing by a regulatory agency). If required by the arrangement, the Company may also be required to make royalty payments based upon a percentage of the net sales of the pharmaceutical product in the event that regulatory approval for marketing is obtained. Because of the contingent nature of these payments, they are not included in the table of contractual obligations. No milestones have been met, nor have any payments been made, as of September 30, 2012.

We are also obligated to pay patent filing, prosecution, maintenance and defense costs, if any, for the intellectual property the Company has licensed from National Jewish Health (“NJH”), National Jewish Medical and Research Center (the “NJMRC”) and Duke University.

These arrangements may be material individually, and in the unlikely event that milestones for multiple products covered by these arrangements were reached in the same period, the aggregate charge to expense could be material to the results of operations in any one period. In addition, these arrangements often give Aeolus the discretion to unilaterally terminate development of the product, which would allow Aeolus to avoid making the contingent payments; however, Aeolus is unlikely to cease development if the compound successfully achieves clinical testing objectives.

Agreements	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Agreements

Duke Licenses

The Company has obtained exclusive worldwide licenses (the “Duke Licenses”) from Duke University (“Duke”) to develop, make, have made, use and sell products using certain technology in the field of free radical and antioxidant research, developed by certain scientists at Duke. Future discoveries in the field of antioxidant research from these scientists’ laboratories at Duke are also covered by the Duke Licenses. The Duke Licenses require the Company to use its best efforts to pursue development of products using the licensed technology and compounds. These efforts are to include the manufacture or production of products for testing, development and sale. Aeolus is also obligated to use its best efforts to have the licensed technology cleared for marketing in the United States by the U.S. Food and Drug Administration and in other countries in which Aeolus intends to sell products using the licensed technology. Aeolus will pay royalties to Duke on net product sales during the terms of the Duke Licenses, and milestone payments upon certain regulatory approvals and annual sales levels. In addition, Aeolus is obligated under the Duke Licenses to pay all or a portion of patent prosecution, maintenance and defense costs. Unless earlier terminated, the Duke Licenses continue until the expiration of the last to expire issued patent on the licensed technology.

National Jewish Medical and Research Center Agreements

Aeolus has an exclusive worldwide license (“NJH License”) from National Jewish Health to develop, make, have made, use and sell products using certain technology developed by certain scientists at NJH. The NJH License requires Aeolus to use commercially reasonable efforts to diligently pursue the development and government approval of products using the licensed technology. Aeolus will be obligated to pay royalties to NJH on net product sales during the term of the NJH License and a milestone payment upon regulatory approval, if obtained. In addition, Aeolus is obligated under the NJH License to pay all or a portion of patent prosecution, maintenance and defense costs. Unless earlier terminated, the NJH License continues until the expiration of the last to expire issued patent on the licensed technology.

Elan Corporation, plc

In May 2002, the Company entered into a collaboration transaction with affiliates of Elan Corporation, plc for the development of the Company’s catalytic antioxidant compounds as a treatment for tissue damage from cancer radiation and chemotherapy. Although Elan and the Company terminated this collaboration in January 2003, the Company will pay Elan a royalty on net sales of its catalytic antioxidant products sold, if any, for the prevention and treatment of radiation-induced and chemotherapy-induced tissue damage.

Quarterly Financial Data (as restated) (unaudited)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Quarterly Financial Data (as restated) (unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year

Fiscal 2012
Total revenue	$2,215	$2,231	$1,448	$1,399	$7,293
Net income (loss) (1)	$2,977	$2,763	$3,064	$(7,106)	$1,698
Net income available to stockholders – Basic (2)	$1,487	$1,381	$1,558	$(7,106)	$856
Net income available to stockholders – Diluted (2)	$(415)	$(283)	$(307)	$(7,106)	$(2,161)
Basic net income (loss) per common share attributable to common stockholders (2)	$0.02	$0.02	$0.02	$(0.11)	$0.01
Diluted net income (loss) per common share attributable to common stockholders (2)	$(0.01)	$0.00	$0.00	$(0.11)	$(0.03)

Fiscal 2011
Total revenue	$—	$785	$1,912	$2,124	$4,821
Net income (loss) (1)	$(7,620)	$3,778	$6,293	$(2,152)	$299
Net income available to stockholders – Basic (2)	$(7,620)	$1,879	$3,144	$(2,152)	$149
Net income available to stockholders – Diluted (2)	$(7,620)	$(937)	$(687)	$(2,152)	$(3,254)
Basic net income (loss) per common share attributable to common stockholders (2)	$(0.13)	$0.03	$0.05	$(0.04)	$0.00
Diluted net income (loss) per common share attributable to common stockholders (2)	$(0.13)	$(0.01)	$(0.01)	$(0.04)	$(0.04)

(1) The net income (loss) per share restatement did not impact net income (loss) reported by the Company.

(2) Amounts restated from the Company’s Form 10-K filing on December 31, 2012. See note K.

Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Subsequent Events	The Company has evaluated subsequent events through the issuance of these condensed consolidated financial statements and determined that no material subsequent events have occurred.

K. Subsequent Events

As referenced in note B and J, the Company identified an error in the calculation of net income (loss) per common share since the filing of the 10-K on December 31, 2012. All references or presentations of net income (loss) per common share have been restated from the original filing of the 10-K on December 31, 2012.

Basic net income (loss) per share

As discussed in Note B, the Company computes basic net income (loss) per weighted average share attributable to common stockholders using the two-class method. Previously the Company used the weighted average number of shares of common stock outstanding during the period.

The restatement to our calculation relates to an unaccounted term in our preferred shares, preferred warrants and the majority of our common warrants (59,149,999 warrants). Each of these shares and warrants would participate in any potential common stock dividends declared by the Company. Dividend participation by these shares and warrants requires the two-class method of net income (loss) per share calculation in accordance with ASC 260-10-45-60.

Our previous basic income (loss) per share calculation was as follows:

	Fiscal year ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299

Denominator:
Weighted-average number of shares – basic	61,593	59,474

Net income (loss) per share – basic	$0.03	$0.01

Our restated basic income (loss) per share calculation is as follows:

		Fiscal year ended September 30,
		2012		2011
Net income (loss)		$1,698		$299

	Weighted-average		Weighted-average
	Number of	Net	Number of	Net
Common stock and participating shares	shares	income	shares	income
Common stock	61,593	$856	59,474	$149
Participating common stock warrants	59,150	$822	51,150	$148
Participating series B preferred stock	526	$7	526	$1
Participating series B preferred warrants	896	$12	896	$2
	122,165	$1,698	112,046	$299

Numerator:
Weighted-average net income (loss)		$856		$149
Denominator:
Weighted-average number of basic shares	61,593		59,474
Basic net income (loss) per share		$0.01		$0.00

Diluted net income (loss) per share

As discussed in Note B, the Company computes diluted net income (loss) per weighted average share attributable to common stockholders using the two-class method, and when appropriate, the treasury method. Previously the Company used the weighted average number of shares of common and dilutive potential common shares outstanding during the applicable period. Potential common shares outstanding consist of stock options, warrants and convertible preferred stock using the treasury stock method and are excluded if their effect is anti-dilutive.

The restatement to our calculation relates to the required removal of fair value adjustments relating to our common stock warrants subject to warrant liability accounting from our calculation of net income (loss) available to diluted shareholders. Each of these warrants would participate in any potential common stock dividends in the future. The Company did not account for the removal of any non-cash gain (loss) from the fluctuation of the warrant liability associated with the incremental warrants in our calculation of net income (loss) per common share.

Our previous diluted income (loss) per share calculation was as follows:

	Fiscal year ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299

Denominator:
Weighted-average number of shares – basic	61,593	59,474
Dilutive securities – equity awards	11,156	22,828
Weighted-average number of shares – diluted	72,749	82,302

Net income (loss) per share – diluted	$0.02	$0.00

Our restated diluted income (loss) per share calculation is as follows:

	Fiscal year ended September 30, 2012			Fiscal year ended September 30, 2011
Net income (loss)		$1,698			$299
Less gain (loss) on warrant liability:
Participating common warrants		3,859			3,553
Undistributed net income (loss)		$(2,161)			$(3,254)

		Incremental			Incremental
Common stock and common stock		Dilutive	Diluted		Dilutive	Diluted
equivalents in order of dilutive effect	Outstanding	shares *	shares	Outstanding	shares *	shares
Common stock	61,593		61,593	59,474		59,474
Participating common warrants	59,150	9,448	9,448	59,150	26,388	26,388
Participating preferred warrants	896	869	**	896	879	**
Series B preferred shares	526	526	**	526	526	**
Common stock options	9,474	240	**	8,943	1,497	**
Non-participating common stock warrants	2,983	75	**	1,890	476	**
			71,041			85,862

Numerator:
Weighted-average net income (loss)	$(2,161)	$(3,254)
Denominator:
Weighted-average number of basic shares	71,041	85,862
Diluted net income (loss) per share	$(0.03)	$(0.04)

* Treasury method applied

** Excluded as the effect is anti-dilutive

Diluted weighted average common shares included incremental shares of approximately 9,448,000 and 26,388,000 shares for the fiscal years ended September 30, 2012 and 2011 issuable upon the exercise of warrants to purchase common stock. Diluted weighted average common shares excluded incremental shares of approximately 51,364,000 and 35,680,000, respectively, for the fiscal year 2012 and 2011, due to their anti-dilutive effect.

Organization, Business and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Organization Business And Summary Of Significant Accounting Policies Policies
Organization

The accompanying unaudited condensed consolidated financial statements include the accounts of Aeolus Pharmaceuticals, Inc. and its wholly-owned subsidiary, Aeolus Sciences, Inc. (collectively, “we,” “us,” “Company” or “Aeolus”). All significant intercompany accounts and transactions have been eliminated in consolidation.  Aeolus is a Delaware corporation. The Company’s primary operations are located in Mission Viejo, California.

Business

Aeolus is a biopharmaceutical company developing a platform of a new class of broad-spectrum, catalytic antioxidant compounds that protect healthy tissue from the damaging effects of radiation. Its first compound, AEOL 10150, is being developed for oncology indications, where it is used in combination with radiation and chemotherapy. Aeolus is also developing AEOL 10150 as a medical countermeasure against the pulmonary effects of radiation exposure under a contract (“BARDA Contract”) valued at up to $118.4 million with the Biomedical Advanced Research and Development Authority (“BARDA”), a division of the Department of Health and Human Services (“HHS”).  Aeolus is in its third year under the BARDA Contract.  Additionally, Aeolus receives development support from the National Institutes of Health (“NIH”) for development of the compound as a medical countermeasure against radiation and chemical exposure. Aeolus’ strategy is to leverage the substantial investment in toxicology, manufacturing, and preclinical and clinical studies made by U.S. government agencies in AEOL 10150, including the BARDA Contract, to efficiently develop the compound for use in oncology. Additionally, Aeolus receives development support from the NIH for development of the compound as a medical countermeasure against radiation and chemical exposure.

Basis of Presentation

All significant intercompany activity has been eliminated in the preparation of the condensed consolidated financial statements. The unaudited condensed consolidated financial statements have been prepared in accordance with the requirements of Form 10-Q and Rule 10-01 of Regulation S-X. Some information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the consolidated financial position, results of operations and cash flows of the Company. The condensed balance sheet at September 30, 2012 was derived from the Company’s audited financial statements included in the Company’s Annual Report on Form 10-K/A for the fiscal year ended September 30, 2012, filed with the Securities and Exchange Commission (the “SEC”) on May 14, 2013. As disclosed in the Company’s Current Report on Form 8-K filed with the SEC on February 19, 2013, in connection with the preparation of the Company’s Quarterly Report on Form 10-Q for the quarter ended December 31, 2012, the Company determined that its basic and diluted net income (loss) per share calculations should have been prepared using the “two-class method.” Under the two-class method, securities that participate in dividends are considered “participating securities.” The Company’s preferred shares, preferred warrants and most of its common stock warrants are considered “participating securities” because they include non-forfeitable rights to dividends. Additionally, the Company determined that the diluted net income (loss) per share calculations did not include the net income effect of changes in fair value related to dilutive, liability classified warrants.  On February 12, 2013, the Audit Committee of the Company’s Board of Directors concluded, based on the recommendation of management, that the consolidated statements of operations for the fiscal years ended September 30, 2012 and 2011, and the consolidated statements of operations for the quarterly periods in the years ended September 30, 2012 and 2011, should no longer be relied upon because of the incorrect calculation of earnings per share. The Company’s management and the Audit Committee discussed the matters relating to the restatements with Grant Thornton LLP, the Company’s independent registered public accountants.  On May 14, 2013, the Company filed an amendment to its Annual Report on Form 10-K for the year ended September 30, 2012 to reflect the revisions set forth above, and also reflected these revisions in the financial statements included in the Company’s Post-Effective Amendment No. 1 to Form S-1 (Registration No. 333-181409) that was filed with the SEC on February 19, 2013. The unaudited condensed consolidated financial statements included herein should thereforebe read in conjunction with the audited consolidated financial statements and the notes thereto included in the Company's Annual Report on Form 10-K/A and in the Company’s other SEC filings. Results for the interim period are not necessarily indicative of the results for any other period.

Basis of Presentation

The consolidated financial statements include the accounts of Aeolus and its wholly owned subsidiary. All significant intercompany accounts and transactions have been eliminated. The Company uses the equity method to account for its 35.0% ownership interest in CPEC.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include revenue recognition, warrant liability, allowance for doubtful accounts, stock-based compensation and warrant expense. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company invests available cash in short-term bank deposits. Cash and cash equivalents include investments with maturities of three months or less at the date of purchase. The carrying value of cash and cash equivalents approximate their fair market value at March 31, 2013 and 2012 due to their short-term nature.

Cash and Cash Equivalents

The Company invests available cash in short-term bank deposits. Cash and cash equivalents include investments with maturities of three months or less at the date of purchase. The carrying value of cash and cash equivalents approximate their fair market value at September 30, 2012 and 2011 due to their short-term nature.

Significant customer and accounts receivable

For the six months ended March 31, 2013 and 2012, the Company’s primary customer was BARDA. For the six months ended March 31, 2013 and 2012, revenues from BARDA comprised 100% of total revenues. As of March 31, 2013 and 2012, the Company’s receivable balances were comprised 100% from this customer. Unbilled accounts receivable, included in accounts receivable, totaling $418,000 and $882,000 as of March 31, 2013 and September 30, 2012, respectively, relate to work that has been performed, though invoicing has not yet occurred. All of the unbilled receivables are expected to be billed and collected within the next 12 months. Accounts receivable are stated at invoice amounts and consist primarily of amounts due from BARDA. If necessary, the Company records a provision for doubtful receivables to allow for any amounts which may be unrecoverable. This provision is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. As of March 31, 2013 and September 30, 2012, an allowance for doubtful accounts was not recorded as the collection history from the Company’s customers indicated that collection was probable.

Significant customers and accounts receivable

For the year ended September 30, 2012, the Company’s primary customer was BARDA. For the year ended September 30, 2012, revenues from BARDA comprised 100% of total revenues. As of September 30, 2012, the Company’s receivable balances were comprised 100% from this customer. Unbilled accounts receivable, included in accounts receivable, totaling $558,000 as of September 30, 2012 relate to work that has been performed, though invoicing has not yet occurred. All of the unbilled receivables are expected to be billed and collected within the next 12 months. Accounts receivable are stated at invoice amounts and consist primarily of amounts due from HHS as well as amounts due under reimbursement contracts with other government entities and non-government and philanthropic organizations. If necessary, the Company records a provision for doubtful receivables to allow for any amounts which may be unrecoverable. This provision is based upon an analysis of the Company’s prior collection experience, customer creditworthiness and current economic trends. As of September 30, 2012 and 2011, an allowance for doubtful accounts was not recorded as the collection history from the Company’s customers indicated that collection was probable.

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. Management believes that the financial risks associated with its cash and cash equivalents and investments are minimal. Because accounts receivable consist primarily of amounts due from the U.S. federal government agencies, management deems there to be minimal credit risk.

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. Management believes that the financial risks associated with its cash and cash equivalents and investments are minimal. Because accounts receivable consist primarily of amounts due from the U.S. federal government agencies, management deems there to be minimal credit risk.

Revenue Recognition

Aeolus recognizes revenue in accordance with the authoritative guidance for revenue recognition.  Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery (or passage of title) has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured.

The BARDA Contract is classified as a “cost-plus-fixed-fee” contract. Aeolus recognizes government contract revenue in accordance with the authoritative guidance for revenue recognition including the authoritative guidance specific to federal government contracts. Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and indirect costs. In addition, we receive a fixed fee under the BARDA Contract, which is unconditionally earned as allowable costs are incurred and is not contingent on success factors. Reimbursable costs under the BARDA Contract, including the fixed fee, are recognized as revenue in the period the reimbursable costs are incurred and become billable.

Revenue Recognition

Aeolus recognizes revenue in accordance with the authoritative guidance for revenue recognition.  Revenue is recognized when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery (or passage of title) has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured.

The BARDA Contract is classified as a “cost-plus-fixed-fee” contract. Aeolus recognizes government contract revenue in accordance with the authoritative guidance for revenue recognition including the authoritative guidance specific to federal government contracts. Reimbursable costs under the contract primarily include direct labor, subcontract costs, materials, equipment, travel, and indirect costs. In addition, we receive a fixed fee under the BARDA Contract, which is unconditionally earned as allowable costs are incurred and is not contingent on success factors. Reimbursable costs under this BARDA Contract, including the fixed fee, are generally recognized as revenue in the period the reimbursable costs are incurred and become billable.

Fair Value of Financial Instruments

The carrying amounts of the Company’s short-term financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to their short maturities.

Fair Value of Financial Instruments

The carrying amounts of our short-term financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to their short maturities.

Fair Value Measurements

The Company follows Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC Topic 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The warrant liability is measured at fair market value on a recurring basis as of March 31, 2013 and September 31, 2012 and is summarized below (in thousands):

Fair value at March 31, 2013			Fair value at September 30, 2012
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$—	$—	$—	$19,319

The following table summarizes as of March 31, 2013 the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2012	$19,319
Change in fair value of warrant liability	(1,574)
Warrant repricing modification charge	2,084
Exercised	(19,829)
Balance at March 31, 2013	$—

Fair Value Measurements

The Company adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, for financial and non-financial assets and liabilities.

ASC 820 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The Company utilizes the market approach. The statement utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

·	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
·	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

·	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The warrant liability is measured at fair market value on a recurring basis as of September 30, 2012 and 2011 and is summarized below (in thousands):

Fair value at September 30, 2012			Fair value at September 30, 2011
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$19,319	$—	$—	$23,405

The following table summarizes, as of September 30, 2012, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2011	$23,405
Warrants exercised	(17)
Change in fair value of warrant liability	(4,069)
Balance at September 30, 2012	$19,319

Research and Development	Research and development costs are expensed in the period incurred.	Research and Development Research and development costs are expensed in the period incurred.
Leases

The Company leases office space and office equipment under month to month operating lease agreements. For the six months ended March 31, 2013 and 2012, total rent expense was approximately $20,000 and $16,000, respectively.

Leases

The Company leases office space and office equipment under month to month operating lease agreements. For the years ended September 30, 2012 and 2011, total rent expense was approximately $36,000 and $18,000, respectively.

Income Taxes

 The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax bases of assets or liabilities and their reported amounts in the financial statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. A valuation allowance is established when management determines that it is more likely than not that all or a portion of a deferred tax asset will not be realized. Management evaluates the Company’s ability to realize its net deferred tax assets on a quarterly basis and valuation allowances are provided, as necessary. During this evaluation, management reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the Company’s ability to realize its deferred tax assets to determine if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the Company’s income tax provision or benefit. Management also applies the relevant guidance to determine the amount of income tax expense or benefit to be allocated among continuing operations, discontinued operations, and items charged or credited directly to stockholders’ equity (deficit).

A tax position must meet a minimum probability threshold before a financial statement benefit is recognized. The minimum threshold is a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Income Taxes

 The Company recognizes liabilities or assets for the deferred tax consequences of temporary differences between the tax bases of assets or liabilities and their reported amounts in the financial statements. These temporary differences will result in taxable or deductible amounts in future years when the reported amounts of the assets or liabilities are recovered or settled. A valuation allowance is established when management determines that is more likely than not that all or a portion of a deferred tax asset will not be realized. Management evaluates the Company’s ability to realize its net deferred tax assets on a quarterly basis and valuation allowances are provided, as necessary. During this evaluation, management reviews its forecasts of income in conjunction with other positive and negative evidence surrounding the Company’s ability to realize its deferred tax assets to determine  if a valuation allowance is required. Adjustments to the valuation allowance will increase or decrease the Company’s income tax provision or benefit. Management also applies the relevant guidance to determine the amount of income tax expense or benefit to be allocated among continuing operations, discontinued operations, and items charged or credited directly to stockholders’ equity (deficit).

A tax position must meet a minimum probability threshold before a financial statement benefit is recognized. The minimum threshold is a tax position that is more likely than not be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

Net Income (Loss) Per Common Share

The Company computes net income attributable to common stockholders using the two-class method required for participating securities. Under the two-class method, securities that participate in dividends, such as the Company’s outstanding preferred shares, preferred warrants, and most common stock warrants, are considered “participating securities.” Our preferred shares, preferred warrants and common stock warrants are considered “participating securities” because they include non-forfeitable rights to dividends.

In applying the two-class method, (i) basic net income (loss) per share is computed by dividing net income (less any dividends paid on participating securities) by the weighted average number of shares of common stock and participating securities outstanding for the period and (ii) diluted earnings per share may include the additional effect of other securities, if dilutive, in which case the dilutive effect of such securities is calculated using the treasury stock method. The Company may have other securities with a dilutive effect outstanding, so the Company’s basic net income (loss) per share uses the two-class method and diluted net income (loss) per share uses the treasury stock method.

Net Income (Loss) Per Common Share

The Company computes net income attributable to common stockholders using the two-class method required for participating securities. Under the two-class method, securities that participate in dividends, such as the Company’s outstanding preferred shares, preferred warrants, and most common stock warrants, are considered “participating securities.” Our preferred shares, preferred warrants and common stock warrants are considered “participating securities” because they include non-forfeitable rights to dividends.

In applying the two-class method, (i) basic net income (loss) per share is computed by dividing net income (less any dividends paid on participating securities) by the weighted average number of shares of common stock and participating securities outstanding for the period and (ii) diluted earnings per share may include the additional effect of other securities, if dilutive, in which case the dilutive effect of such securities is calculated using the treasury stock method. The Company does have other securities with a dilutive effect outstanding, so the Company’s basic net income (loss) per share uses the two-class method and diluted net income (loss) per share uses the treasury stock method.

	Fiscal Year Ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299
Net income attributable to participating securities (1)	(842)	(151)
Net income (loss) attributable to common stockholders – basic (1)	$856	$148

Net income (loss)	$1,698	$299
Less gain (loss) on warrant liability for participating common warrants (1)	3,859	3,553
Net income (loss) attributable to common stockholders – diluted (1)	$(2,161)	$(3,253)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – basic	61,593	59,474
Effect of potentially dilutive securities:
Common stock warrants (1)	9,448	26,388
Convertible preferred warrants	—	—
Convertible preferred stock	—	—
Common stock options	—	—
Non-participating common stock warrants	—	—
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – diluted (1)	71,041	85,862
Basic net income (loss) per common share (1)	$0.01	$0.00
Diluted net income (loss) per common share (1)	$(0.03)	$(0.04)

Diluted weighted average common shares excluded incremental shares of approximately 51,364,000 (1) and 35,680,000 (1), respectively, for the fiscal year 2012 and 2011, due to their anti-dilutive effect.

(1) Amounts changed from the Company’s Form 10-K filing on December 31, 2012. See note K.

Accounting for Stock-Based Compensation	The Company recognizes stock based compensation expense in the statement of operations based upon the fair value of the equity award amortized over the vesting period.

Accounting for Stock-Based Compensation

The Company recognizes stock based compensation expense in the statement of operations based upon the fair value of the equity award amortized over the vesting period.

Segment Reporting	The Company currently operates in one segment.	Segment Reporting The Company currently operates in one segment.
Warrant Liability

The Company had warrants with an embedded feature that met the requirements of derivative accounting per ASC Topic 815. Derivatives and Hedging. The Company recorded these warrants at their fair value in accordance with ASC Topic 820. All the warrants subject to this accounting treatment were exercised in full on February 19, 2013 in connection with the financing. See Note D below for additional information.

Increases or decreases in fair value of the warrants were included as a component of other income (expense) in the accompanying statement of operations for the respective period. As of March 31, 2013 and 2012, the liability for warrants decreased to $0 and $19,717,000 from approximately $19,319,000 and $23,405,000 as of September 30, 2012 and 2011, respectively. The warrant liability and revaluations did not have any impact on the Company’s working capital, liquidity or business operations.

Warrant Liability

 The Company has warrants with an embedded feature that do not meet the requirements of derivative accounting per Accounting Standards Codification (“ASC”) Topic 815. The Company records these warrants at their fair value in accordance with Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

Increases or decreases in fair value of the warrants are included as a component of other income (expense) in the accompanying statement of operations for the respective period. As of September 30, 2012, the liability for warrants decreased to approximately $19,319,000 from approximately $23,405,000 as of September 30, 2011, as a result of warrant exercises of $17,000 and a gain to the statements of operations for the fiscal year ended September 30, 2012 of approximately $4,069,000. The warrant liability and revaluations have not and will not have any impact on the Company’s working capital, liquidity or business operations. Some of the Company's warrants contain terms that limit the number of shares the Company would be required to issue thereunder unless the warrant holder agrees to increase the limit prior to exercise. If the warrants outstanding as of September 30, 2012 were exercised in full without regard to any current exercise limits contained therein, the Company would be required to issue a maximum of 59,149,999 shares of common stock.

Deferred Subcontractor Cost and Deferred Revenue

The Company has subcontracts that require advance payment prior to commencement of work under the BARDA Contract. The Company submits these advance billings from subcontractors to BARDA upon receipt. In the event that the Company has billings to BARDA in excess of earned revenue from BARDA activity, deferred revenue and accounts receivable are recorded to reflect advance billings submitted to BARDA. At the same time, the deferred subcontractor cost asset and accounts payable are recorded to reflect the payments that are owed to the subcontractors.

Organization, Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Organization Business And Summary Of Significant Accounting Policies Tables
Fair Value Measurements

The warrant liability is measured at fair market value on a recurring basis as of March 31, 2013 and September 31, 2012 and is summarized below (in thousands):

Fair value at March 31, 2013			Fair value at September 30, 2012
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$—	$—	$—	$19,319

The warrant liability is measured at fair market value on a recurring basis as of September 30, 2012 and 2011 and is summarized below (in thousands):

Fair value at September 30, 2012			Fair value at September 30, 2011
Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
$—	$—	$19,319	$—	$—	$23,405

The following table summarizes, as of September 30, 2012, the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2011	$23,405
Warrants exercised	(17)
Change in fair value of warrant liability	(4,069)
Balance at September 30, 2012	$19,319

Fair value measurements of warrants using significant unobservable inputs

The following table summarizes as of March 31, 2013 the warrant activity subject to Level 3 inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs (Level 3)
Balance at September 30, 2012	$19,319
Change in fair value of warrant liability	(1,574)
Warrant repricing modification charge	2,084
Exercised	(19,829)
Balance at March 31, 2013	$—

Stockholder's Equity (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Stockholders Equity Tables
Warrants for Common Stock Outstanding

As of March 31, 2013, warrants to purchase an aggregate of 17,879,627 shares of common stock were outstanding with a weighted average exercise price of $0.29 per share. Details of the warrants for common stock outstanding at March 31, 2013 are as follows:

Number of Shares	Exercise Price	Expiration Date
100,000	$0.50	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
140,000	$0.35	October 2017
13,085,000	$0.25	February 2018
1,742,000	$0.25	March 2018
17,879,627	$0.29

As of September 30, 2012, warrants to purchase an aggregate of 62,132,626 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2012 were as follows:

Number of Shares	Exercise Price	Expiration Date
100,000	$0.50	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
1,337,627	$0.40	March 2017
325,000	$0.40	April 2017
300,000	$0.258	June 2017
11,785,714	$0.28	July 2017
35,000	$0.30	August 2017
1,875,000	$0.50	August 2017
35,000	$0.44	September 2017
1,875,000	$0.50	December 2017
62,132,626

As of September 30, 2012, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. Details of the warrant for preferred stock outstanding at September 30, 2012 were as follows:

Number of Shares	Exercise Price	Expiration Date
896,037	$0.01	February 2016
896,037

As of September 30, 2011, warrants to purchase an aggregate of 61,039,999 shares of common stock were outstanding. Details of the warrants for common stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date
940,000	$0.28	May 2012
100,000	$0.45	May 2014
100,000	$1.00	May 2014
100,000	$1.50	May 2014
125,000	$0.65	June 2014
125,000	$1.00	June 2014
20,000	$0.39	September 2014
15,000	$0.50	September 2014
15,000	$0.60	September 2014
50,000	$0.38	April 2015
50,000	$0.50	May 2016
50,000	$0.50	July 2016
50,000	$1.00	July 2016
50,000	$1.50	July 2016
50,000	$2.00	July 2016
50,000	$2.50	July 2016
43,614,285	$0.28	October 2016
11,785,714	$0.28	July 2017
1,875,000	$0.50	August 2017
1,875,000	$0.50	December 2017
61,039,999

As of September 30, 2011, one warrant to purchase an aggregate of 896,037 shares of preferred stock was outstanding. Details of the warrant for preferred stock outstanding at September 30, 2011 were as follows:

Number of Shares	Exercise Price	Expiration Date
896,037	$0.01	February 2016
896,037

Summary Of Warrant Activity

Below is a summary of warrant activity

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2012	62,993,663	$0.30	4.2	$5,344,623
Granted	14,932,000	$0.25	4.89	$1,039,373
Exercised	(59,149,999)	$0.01	3.75	$19,519,500
Expired or Canceled	-	$-	-	$-
Forfeited	-	$-	-	$-
Vested	-	$-	-	$-
Outstanding at 3/31/2013	18,775,664	$0.29	4.55	$1,335,864

Below is a summary of warrant activity (“common and preferred”) for the six months ended March 31, 2012:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2011	61,936,036	$0.30	5.13	$8,257,575
Granted	1,337,627	$0.40	5.00	$-
Exercised	-	$-	-	$-
Expired or Canceled	-	$-	-	$-
Forfeited	-	$-	-	$-
Vested	-	$-	-	$-
Outstanding at 3/31/2012	63,273,663	$0.30	4.64	$1,672,831

Below is a summary of warrant activity for the last three fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2010	66,901,667	$0.34	5.5 years	$16,278
Granted	3,821,037	$0.58	6.6 years	$367
Exercised	(1,336,668)	$0.28	0.5 years	$580
Cancelled	(7,250,000)	$0.78		$-
Forfeited	(200,000)	$1.75		$-
Outstanding at 9/30/2011	61,936,036	$0.30	5.2 years	$8,258
Granted	1,997,627	$0.38	4.5 years	$35
Exercised	(940,000)	$0.28		$-
Cancelled	-	$-		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2012	62,993,663	$0.30	4.2 years	$5,344
Exercisable at 9/30/2012	62,993,663	$0.30	4.2 years	$5,344

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Stock-Based Compensation Tables
Summary Of Stock Option Activity

Below is a summary of stock option activity for the six months ended March 31, 2013:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2012	9,473,661	$0.70	5.81	$153,850
Granted	2,745,000	$0.39	9.92	$901
Exercised	-	$-	-	$-
Expired or Canceled	72,744	$0.85	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2013	12,145,917	$0.63	6.38	$45,084

Below is a summary of stock option activity for the six months ended March 31, 2012:

		Weighted Average
	Number of Shares	Exercise Price	Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at 9/30/2011	8,942,628	$0.82	6.48	$258,555
Granted	351,250	$0.33	9.89	$-
Exercised	-	$-	-	$-
Expired or Canceled	(65,645)	$12.47	-	$-
Forfeited	-	$-	-	$-
Vested (RSAs)	-	$-	-	$-
Outstanding at 3/31/2012	9,228,233	$0.72	6.17	$6,419

Below is a summary of stock option activity for the last three fiscal years ended September 30:

		Weighted Average
			Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (in years)	Value
Outstanding at 9/30/2010	7,921,904	$1.12	7.0 years	$874
Granted	1,095,000	$0.53	9.5 years	$8
Exercised	-	$-		$-
Cancelled	(74,276)	$28.30		$-
Forfeited	-	$-		$-
Outstanding at 9/30/2011	8,942,628	$0.82	6.5 years	$259
Granted	691,250	$0.30	9.6 years	$49
Exercised	-	$-		$-
Cancelled	(85,217)	$10.77		$-
Forfeited	(75,000)	$0.41		$3
Outstanding at 9/30/2012	9,473,661	$0.70	5.8 years	$154
Exercisable at 9/30/2012	9,066,895	$0.71	5.6 years	$120

A summary of the status of non-vested shares for the fiscal years ended September 30 was:

		Weighted Average
	Number	Grant-Date
	of Shares	Fair Value
Nonvested at September 30, 2010	1,749,161	613,461
Granted	1,095,000	595,315
Vested	(2,251,254)	(913,167)
Forfeited	-	-
Nonvested at September 30, 2011	592,907	295,461
Granted	691,250	190,660
Vested	(839,891)	(369,320)
Forfeited	(37,500)	(10,607)
Nonvested at September 30, 2012	406,766	106,194

Details Of Stock Options

The details of stock options for the six months ended March 31, 2013 were as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	March 31,	Exercise	Contractual	December 31,	Exercise	Contractual
Prices	2013	Price	Life (in years)	2012	Price	Life (in years)
$0.23-$0.30	1,612,500	$0.29	6.81	1,491,670	$0.30	6.60
$0.31-$0.40	6,501,500	$0.39	8.32	3,796,817	$0.38	7.19
$0.41-$0.50	177,000	$0.46	6.25	177,000	$0.46	6.25
$0.51-$0.60	963,750	$0.59	6.14	963,750	$0.59	6.14
$0.61-$0.70	66,500	$0.68	3.38	66,500	$0.68	3.38
$0.71-$0.80	382,250	$0.75	4.17	382,250	$0.75	4.17
$0.81-$0.90	697,091	$0.88	3.51	697,091	$0.88	3.51
$0.91-$1.00	44,500	$0.94	2.49	44,500	$0.94	2.49
$1.01-$1.50	1,337,519	$1.48	0.43	1,337,519	$1.48	0.43
$1.51-$5.00	363,307	$2.77	1.26	363,307	$2.77	1.26

The details of stock options for the fiscal year ended September 30, 2012 are as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
	Number	Weighted	Average	Number	Weighted	Average
Range of	Outstanding at	Average	Remaining	Exercisable at	Average	Remaining
Exercise	September 30,	Exercise	Contractual	September 30,	Exercise	Contractual
Prices	2012	Price	Life (in years)	2012	Price	Life (in years)
$0.23-$0.30	1,601,250	$0.29	7.28	1,318,856	$0.30	6.75
$0.31-$0.40	3,767,750	$0.38	7.67	3,643,378	$0.39	7.61
$0.41-$0.50	177,000	$0.46	6.75	177,000	$0.46	6.75
$0.51-$0.60	963,750	$0.59	6.64	963,750	$0.59	6.64
$0.61-$0.70	66,500	$0.68	3.88	66,500	$0.68	3.88
$0.71-$0.80	382,250	$0.75	4.66	382,250	$0.75	4.66
$0.81-$0.90	769,835	$0.88	3.66	769,835	$0.88	3.66
$0.91-$1.00	44,500	$0.94	2.99	44,500	$0.94	2.99
$1.01-$1.50	1,337,519	$1.48	0.93	1,337,519	$1.48	0.93
$1.51-$5.00	363,307	$2.77	1.75	363,307	$2.77	1.75

Stock-based compensation expense

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the three months ended March 31,		For the six months ended March 31,
	2013	2012	2013	2012
Research and Development Expenses	$5	$-	$9	$7
General and Administrative Expenses	232	148	300	340
	$237	$148	$309	$347

Stock-based compensation expense recognized in the statement of operations is as follows (in thousands):

	For the fiscal year ended September 30,
	2012	2011
Research and Development Expenses	$14	$79
General and Administrative Expenses	554	914
Total Stock-based Compensation Expense	$568	$993

Assumptions Of Stock Based Compensation

The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the six months ended March 31,
	2013	2012
Dividend yield	0%	0%
Expected volatility	154.6%	151%
Risk-free interest rate	0.86%	1.08%
Expected term	5.27 years	5.06 years

The fair value of the options associated with the above compensation expense was determined at the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the fiscal year ended September 30,
	2012	2011
Dividend yield	0%	0%
Expected volatility	146%	89% - 179%
Risk-free interest rate	0.90%	1.1% - 3.7%
Expected option life after shares are vested	5.23 years	8.35 years

Net Income (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Net Income Loss Per Common Share Tables
Schedule of Earnings Per Share, Basic and Diluted

	For the three months		For the six months
	ended March 31,		ended March 31,
	2013	2012	2013	2012
	(in thousands, except per share data)
Numerator:
Net income (loss)	$(5,782)	$2,763	$(1,755)	$5,740
Less net income (loss) attributable to participating securities	-	1,382	-	(2,851)
Net income (loss) attributable to common stockholders – basic	$(5,782)	$1,381	$(1,755)	$2,889

Net income (loss)	$(5,782)	$2,763	$(1,755)	$5,740
Less gain (loss) on warrant liability for participating
common warrants	-	3,046	-	6,868
Net loss attributable to common stockholders – diluted	$(5,782)	$(283)	$(1,755)	$(1,127)

Denominator:
Weighted-average shares used in computing net income per
share attributable to common stockholders – basic	94,425	60,490	69,664	61,359
Effect of potentially dilutive securities:
Common stock warrants	-	10,494	-	14,743
Convertible preferred warrants**	-	-	-	-
Convertible preferred stock**	-	-	-	-
Common stock options**	-	-	-	-
Non-participating common stock warrants**	-	-	-	-
Weighted-average shares used in computing net income
(loss) per share attributable to common stockholders - diluted	94,425	70,984	69,664	76,102
Basic net income per common share	$(0.06)	$0.02	$(0.03)	$0.05
Diluted net income (loss) per common share	$(0.06)	$0.00	$(0.03)	$(0.01)
* Prior period amounts have been restated, see note G below.
** Amounts do not apply due to net loss per treasury method

	Fiscal Year Ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299
Net income attributable to participating securities (1)	(842)	(151)
Net income (loss) attributable to common stockholders – basic (1)	$856	$148

Net income (loss)	$1,698	$299
Less gain (loss) on warrant liability for participating common warrants (1)	3,859	3,553
Net income (loss) attributable to common stockholders – diluted (1)	$(2,161)	$(3,253)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – basic	61,593	59,474
Effect of potentially dilutive securities:
Common stock warrants (1)	9,448	26,388
Convertible preferred warrants	—	—
Convertible preferred stock	—	—
Common stock options	—	—
Non-participating common stock warrants	—	—
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders – diluted (1)	71,041	85,862
Basic net income (loss) per common share (1)	$0.01	$0.00
Diluted net income (loss) per common share (1)	$(0.03)	$(0.04)

Restated Net Income (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Restatement of basic net income (loss) per share

	Period ended March 31, 2012
	Three months ended	Six months ended
Numerator:
Net income	$2,763	$5,740

Denominator:
Weighted-average number of shares – basic	60,490	60,480

Net income (loss) per share – basic	$0.05	$0.10

Our restated basic income (loss) per share calculation is as follows:

	Period ended March 31, 2012
	Three months ended		Six months ended
Net income		$2,763		$5,740

	Weighted-average		Weighted-average
	Number of	Net	Number of	Net
Common stock and participating shares	shares	income	shares	income
Common stock	60,490	$1,381	60,480	$2,868
Participating common stock warrants	59,150	$1,350	59,150	$2,805
Participating series B preferred stock	526	$12	526	$25
Participating series B preferred warrants	896	$20	896	$42
	121,062	$2,763	121,052	$5,740
Numerator:
Weighted-average net income (loss)		$1,381		$2,868
Denominator:
Weighted-average number of basic shares	60,490		60,480
Basic net income (loss) per share		$0.02		$0.05

Our restated basic income (loss) per share calculation is as follows:

		Fiscal year ended September 30,
		2012		2011
Net income (loss)		$1,698		$299

	Weighted-average		Weighted-average
	Number of	Net	Number of	Net
Common stock and participating shares	shares	income	shares	income
Common stock	61,593	$856	59,474	$149
Participating common stock warrants	59,150	$822	51,150	$148
Participating series B preferred stock	526	$7	526	$1
Participating series B preferred warrants	896	$12	896	$2
	122,165	$1,698	112,046	$299

Numerator:
Weighted-average net income (loss)		$856		$149
Denominator:
Weighted-average number of basic shares	61,593		59,474
Basic net income (loss) per share		$0.01		$0.00

Restatement of diluted net income (loss) per share
	Period ended March 31, 2012
	Three months ended	Six months ended
Numerator:
Net income (loss)	$2,763	$5,740

Denominator:
Weighted-average number of shares – basic	60,490	60,480
Dilutive securities – equity awards	11,204	36,864
Weighted-average number of shares – diluted	71,694	97,344

Net income (loss) per share – diluted	$0.04	$0.08

Our restated diluted income (loss) per share calculation is as follows:

	Period ended March 31, 2012
	Three months ended			Six months ended
Net income (loss)		$2,763			$5,740
Less gain (loss) on warrant liability:
Participating common warrants		3,046			6,867
Undistributed net income (loss)		$(283)			$(1,127)

		Incremental			Incremental
Common stock and common stock		Dilutive	Diluted		Dilutive	Diluted
equivalents in order of dilutive effect	Outstanding	shares *	shares	Outstanding	shares *	shares
Common stock	60,490		60,490	60,480		60,480
Participating common warrants	59,150	10,494	10,494	59,150	14,743	14,743
Participating preferred warrants	896	870	**	896	872	**
Series B preferred shares	526	526	**	526	526	**
Common stock options	9,228	184	**	9,228	349	**
Non-participating common stock warrants	3,228	163	**	3,228	235	**
			70,984			75,223
Numerator:
Weighted-average net income (loss)		$(283)			$(1,127)
Denominator:
Weighted-average number of basic shares		70,984			75,223
Diluted net income (loss) per share		$0.00			$(0.01)

Our restated diluted income (loss) per share calculation is as follows:

	Fiscal year ended September 30, 2012			Fiscal year ended September 30, 2011
Net income (loss)		$1,698			$299
Less gain (loss) on warrant liability:
Participating common warrants		3,859			3,553
Undistributed net income (loss)		$(2,161)			$(3,254)

		Incremental			Incremental
Common stock and common stock		Dilutive	Diluted		Dilutive	Diluted
equivalents in order of dilutive effect	Outstanding	shares *	shares	Outstanding	shares *	shares
Common stock	61,593		61,593	59,474		59,474
Participating common warrants	59,150	9,448	9,448	59,150	26,388	26,388
Participating preferred warrants	896	869	**	896	879	**
Series B preferred shares	526	526	**	526	526	**
Common stock options	9,474	240	**	8,943	1,497	**
Non-participating common stock warrants	2,983	75	**	1,890	476	**
			71,041			85,862

Numerator:
Weighted-average net income (loss)	$(2,161)	$(3,254)
Denominator:
Weighted-average number of basic shares	71,041	85,862
Diluted net income (loss) per share	$(0.03)	$(0.04)

* Treasury method applied

** Excluded as the effect is anti-dilutive

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets

Significant components of the Company’s deferred tax assets at September 30, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
Net operating loss carry-forwards	$40,645	$40,939
Research and development credit carry-forwards	4,479	3,953
Accrued payroll related liabilities	2,802	2,750
Depreciation and amortization	939	—
State Taxes	(1,554)	(1,450)
Total deferred tax assets	47,311	46,192
Deferred tax liabilities	—	—
Valuation allowance for deferred assets	(47,311)	(46,192)
Net deferred tax asset	$—	$—

Tax rate reconciliation

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes as follows (dollars in thousands):

	2012	2011
Effective income tax rate	0%	0%

United States Federal income tax at statutory rate	$577	$95
State income taxes (net of federal benefit)	99	2
Warrant expense	(1,621)	(1,311)
Prior year deferred true up	1,119	1,178
Change in valuation reserves	(365)	(212)
Other	193	250
Provision for income taxes	$2	$2

Quarterly Financial Data (as restated) (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Data As Restated Tables
Schedule of restated quarterly financial data

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year

Fiscal 2012
Total revenue	$2,215	$2,231	$1,448	$1,399	$7,293
Net income (loss) (1)	$2,977	$2,763	$3,064	$(7,106)	$1,698
Net income available to stockholders – Basic (2)	$1,487	$1,381	$1,558	$(7,106)	$856
Net income available to stockholders – Diluted (2)	$(415)	$(283)	$(307)	$(7,106)	$(2,161)
Basic net income (loss) per common share attributable to common stockholders (2)	$0.02	$0.02	$0.02	$(0.11)	$0.01
Diluted net income (loss) per common share attributable to common stockholders (2)	$(0.01)	$0.00	$0.00	$(0.11)	$(0.03)

Fiscal 2011
Total revenue	$—	$785	$1,912	$2,124	$4,821
Net income (loss) (1)	$(7,620)	$3,778	$6,293	$(2,152)	$299
Net income available to stockholders – Basic (2)	$(7,620)	$1,879	$3,144	$(2,152)	$149
Net income available to stockholders – Diluted (2)	$(7,620)	$(937)	$(687)	$(2,152)	$(3,254)
Basic net income (loss) per common share attributable to common stockholders (2)	$(0.13)	$0.03	$0.05	$(0.04)	$0.00
Diluted net income (loss) per common share attributable to common stockholders (2)	$(0.13)	$(0.01)	$(0.01)	$(0.04)	$(0.04)

(1) The net income (loss) per share restatement did not impact net income (loss) reported by the Company.

(2) Amounts restated from the Company’s Form 10-K filing on December 31, 2012. See note K.

Organization, Business and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Warrant liability			$ 19,319	$ 23,405
Fair Value Inputs Level 1 Member
Warrant liability				0
Fair Value Inputs Level 2 Member
Warrant liability				0
Fair Value Inputs Level 3 Member
Warrant liability		$ 19,319	$ 19,319	$ 23,405

Organization, Business and Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Warrants beginning balance			$ 19,319	$ 23,405	$ 23,405
Change in fair value of warrant liability	5,020	(3,324)	510	(7,012)	(4,069)	(3,887)
Exercised					(17)
Warrants ending balance					19,319	23,405
Fair Value Inputs Level 3 Member
Warrants beginning balance	19,319
Change in fair value of warrant liability	(1,574)
Warrant repricing modification charge	2,084
Exercised	(19,829)
Warrants ending balance					$ 19,319	$ 23,405

Organization, Business and Summary of Significant Accounting Policies (Details Narrative) (USD $)	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Organization Business And Summary Of Significant Accounting Policies Details Narrative
Pecentage representation in revenues	100.00%	100.00%
Pecentage representation in receivables	100.00%	100.00%
Unbilled accounts receivable	$ 418,000		$ 882,000
Rent expense	20,000	16,000
Liability for warrants	$ 0	$ 19,717,000	$ 19,319,000	$ 23,405,000

Liquidity (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013
Liquidity Details Narrative
Cash and cash equivalents	$ 281,000		$ 1,926,000
Accounts receivable	882,000		1,620,000
Accounts payable	2,272,000		2,023,000
Accumulated deficit			182,469,000
Non-cash gain for decreases in valuation of warrants	$ 4,069,000	$ 3,887,000

Warrant Liability (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011
Warrant Liability Details Narrative
Liability for warrants	$ 0	$ 0	$ 19,319,000	$ 19,717,000	$ 23,405,000
Loss from operations	$ 5,020,000	$ 510,000

Stockholders' Equity (Details)	6 Months Ended
Mar. 31, 2013
$0.50
Number of Shares	100,000
Expiration Date	May-14
$1.00
Number of Shares	100,000
Expiration Date	May-14
$1.50
Number of Shares	100,000
Expiration Date	May-14
$0.65
Number of Shares	125,000
Expiration Date	Jun-14
WarrantsOutstandingExercisePriceFiveMember
Number of Shares	125,000
Expiration Date	Jun-14
$0.39
Number of Shares	20,000
Expiration Date	Sep-14
WarrantsOutstandingExercisePriceSevenMember
Number of Shares	15,000
Expiration Date	Sep-14
$0.60
Number of Shares	15,000
Expiration Date	Sep-14
$0.38
Number of Shares	50,000
Expiration Date	Apr-15
WarrantsOutstandingExercisePriceTenMember
Number of Shares	50,000
Expiration Date	May-16
WarrantsOutstandingExercisePriceElevenMember
Number of Shares	50,000
Expiration Date	Jul-16
WarrantsOutstandingExercisePriceTwelveMember
Number of Shares	50,000
Expiration Date	Jul-16
WarrantsOutstandingExercisePriceThirteenMember
Number of Shares	50,000
Expiration Date	Jul-16
$2.00
Number of Shares	50,000
Expiration Date	Jul-16
$2.50
Number of Shares	50,000
Expiration Date	Jul-16
$0.40
Number of Shares	1,337,627
Expiration Date	Mar-17
WarrantsOutstandingExercisePriceSeventeenMember
Number of Shares	325,000
Expiration Date	Apr-17
$0.26
Number of Shares	300,000
Expiration Date	Jun-17
$0.35
Number of Shares	140,000
Expiration Date	Oct-17
$0.25
Number of Shares	13,085,000
Expiration Date	Feb-18
WarrantsOutstandingExercisePriceTwentyOneMember
Number of Shares	1,742,000
Expiration Date	Mar-18

Stockholders' Equity (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]
Number of Shares
Outstanding beginning balance	61,936,036	66,901,667	62,993,663	61,936,036
Granted	1,997,627	3,821,037	14,932,000	1,337,627
Exercised	(940,000)	(1,336,668)	(59,149,999)
Expired or Canceled	0	(7,450,000)
Forfeited
Vested
Outstanding ending balance	62,993,663	61,936,036	18,775,664	63,273,663
Exercise Price
Outstanding beginning balance	$ 0.3	$ 0.34		$ 0.3
Granted	$ 0.38	$ 0.58	$ 0.25	$ 0.4
Exercised	$ 0.28	$ 0.28	$ 0.01
Expired or Canceled		$ 0.78
Forfeited
Vested
Outstanding ending balance	$ 0.3	$ 0.3	$ 0.29	$ 0.3
Remaining Contractual Term (in years)
Outstanding beginning balance	5 years 2 months 12 days	5 years 6 months	4 years 2 months 12 days	5 years 1 month 16 days
Granted	4 years 6 months	6 years 7 months 9 days	4 years 10 months 20 days	5 years
Exercised		6 months	3 years 9 months	0 years
Expired or Canceled			0 years	0 years
Outstanding ending balance	4 years 2 months 13 days	5 years 2 months 13 days	4 years 6 months 18 days	4 years 7 months 20 days
Aggregate Intrinsic Value
Outstanding beginning balance	$ 8,258	$ 16,278	$ 5,344,623	$ 8,257,575
Granted	35	367	1,039,373
Exercised		580	19,519,500
Outstanding ending balance	$ 5,344	$ 8,258	$ 1,335,864	$ 1,672,831

Stockholders' Equity (Deficit) (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Warrant [Member]	Jun. 30, 2013 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jun. 30, 2013 Preferred Stock [Member]	Mar. 31, 2013 Preferred Stock [Member]	Mar. 31, 2013 Series B [Member]
Common stock shares outstanding	134,550,068	62,731,963	60,470,718	14,827,000					526,080
Common stock, Issued		1,662,627
Covertible Warrants to purchase common stock shares						18,775,664		896,037
Weighted average exercise price					$ 0.29		$ 0.01
Covertible Warrants to purchase preffered stock shares		896,037

Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Employee Stock Option [Member]	Sep. 30, 2011 Employee Stock Option [Member]	Mar. 31, 2013 Employee Stock Option [Member]	Mar. 31, 2012 Employee Stock Option [Member]
Number of Shares
Outstanding beginning balance	61,936,036	66,901,667	8,942,628	7,921,904	9,473,661	8,942,628
Granted			691,250	1,095,000	2,745,000	351,250
Exercised	(940,000)	(1,336,668)	0	0
Expired or Canceled			(85,217)	(74,276)	(72,744)	(65,645)
Forfeited	0	(7,450,000)	(75,000)	0
Vested (RSAs)
Outstanding ending balance	62,993,663	61,936,036	9,473,611	8,942,628	12,145,917	9,228,233
Exercise Price
Outstanding beginning balance	$ 0.3	$ 0.34	$ 0.82	$ 1.12	$ 0.7	$ 0.82
Granted	$ 0.38	$ 0.58	$ 0.3	$ 0.53	$ 0.39	$ 0.33
Exercised	$ 0.28	$ 0.28	$ 0	$ 0
Expired or Canceled			$ 10.77	$ 28.3	$ 0.85	$ 12.47
Forfeited		$ 0.78	$ 0.41	$ 0
Vested (RSAs)
Outstanding ending balance	$ 0.3	$ 0.3	$ 0.7	$ 0.82	$ 0.63	$ 0.72
Remaining Contractual Term (in years)
Outstanding beginning balance	5 years 2 months 12 days	5 years 6 months	6 years 6 months	7 years	5 years 9 months 21 days	6 years 5 months 22 days
Granted	4 years 6 months	6 years 7 months 9 days	9 years 7 months 9 days	9 years 6 months	9 years 11 months 1 day	9 years 10 months 20 days
Outstanding ending balance	4 years 2 months 13 days	5 years 2 months 13 days	5 years 9 months 22 days	6 years 6 months	6 years 4 months 16 days	6 years 2 months 1 day
Aggregate Intrinsic Value
Outstanding beginning balance	$ 8,258	$ 16,278	$ 259	$ 874	$ 153,850	$ 258,555
Granted	35	367	49	8	901
Forfeited			3
Outstanding ending balance	$ 5,344	$ 8,258	$ 154	$ 259	$ 45,084	$ 6,419

Stock-Based Compensation (Details 1) (USD $)	6 Months Ended
Mar. 31, 2013
0.23-$0.30
Options��Outstanding
Number Outstanding at March 31	1,612,500
Weighted Average Exercise Price	$ 0.29
Weighted Average Remaining Contractual Life (in��years)	6 years 9 months 22 days
Options��Exercisable
Number Exercisable at March 31	1,491,670
Weighted Average Exercise Price	$ 0.3
Weighted Average Remaining Contractual Life (in��years)	6 years 7 months 6 days
0.31-$0.40
Options��Outstanding
Number Outstanding at March 31	6,501,500
Weighted Average Exercise Price	$ 0.39
Weighted Average Remaining Contractual Life (in��years)	8 years 3 months 26 days
Options��Exercisable
Number Exercisable at March 31	3,796,817
Weighted Average Exercise Price	$ 0.38
Weighted Average Remaining Contractual Life (in��years)	7 years 2 months 9 days
0.41-$0.50
Options��Outstanding
Number Outstanding at March 31	177,000
Weighted Average Exercise Price	$ 0.46
Weighted Average Remaining Contractual Life (in��years)	6 years 3 months
Options��Exercisable
Number Exercisable at March 31	177,000
Weighted Average Exercise Price	$ 0.46
Weighted Average Remaining Contractual Life (in��years)	6 years 3 months
0.51-$0.60
Options��Outstanding
Number Outstanding at March 31	963,750
Weighted Average Exercise Price	$ 0.59
Weighted Average Remaining Contractual Life (in��years)	6 years 1 month 21 days
Options��Exercisable
Number Exercisable at March 31	963,750
Weighted Average Exercise Price	$ 0.59
Weighted Average Remaining Contractual Life (in��years)	6 years 1 month 21 days
0.61-$0.70
Options��Outstanding
Number Outstanding at March 31	66,500
Weighted Average Exercise Price	$ 0.68
Weighted Average Remaining Contractual Life (in��years)	3 years 4 months 17 days
Options��Exercisable
Number Exercisable at March 31	66,500
Weighted Average Exercise Price	$ 0.68
Weighted Average Remaining Contractual Life (in��years)	3 years 4 months 17 days
0.71-$0.80
Options��Outstanding
Number Outstanding at March 31	382,250
Weighted Average Exercise Price	$ 0.75
Weighted Average Remaining Contractual Life (in��years)	4 years 2 months 1 day
Options��Exercisable
Number Exercisable at March 31	382,250
Weighted Average Exercise Price	$ 0.75
Weighted Average Remaining Contractual Life (in��years)	4 years 2 months 1 day
0.81-$0.90
Options��Outstanding
Number Outstanding at March 31	697,091
Weighted Average Exercise Price	$ 0.88
Weighted Average Remaining Contractual Life (in��years)	3 years 6 months 4 days
Options��Exercisable
Number Exercisable at March 31	697,091
Weighted Average Exercise Price	$ 0.88
Weighted Average Remaining Contractual Life (in��years)	3 years 6 months 4 days
0.91-$1.00
Options��Outstanding
Number Outstanding at March 31	44,500
Weighted Average Exercise Price	$ 0.94
Weighted Average Remaining Contractual Life (in��years)	2 years 5 months 27 days
Options��Exercisable
Number Exercisable at March 31	44,500
Weighted Average Exercise Price	$ 0.94
Weighted Average Remaining Contractual Life (in��years)	2 years 5 months 27 days
1.01-$1.50
Options��Outstanding
Number Outstanding at March 31	1,337,519
Weighted Average Exercise Price	$ 1.48
Weighted Average Remaining Contractual Life (in��years)	5 months 5 days
Options��Exercisable
Number Exercisable at March 31	1,337,519
Weighted Average Exercise Price	$ 1.48
Weighted Average Remaining Contractual Life (in��years)	5 months 5 days
1.51 - $5.00
Options��Outstanding
Number Outstanding at March 31	363,307
Weighted Average Exercise Price	$ 2.77
Weighted Average Remaining Contractual Life (in��years)	1 year 3 months 4 days
Options��Exercisable
Number Exercisable at March 31	363,307
Weighted Average Exercise Price	$ 2.77
Weighted Average Remaining Contractual Life (in��years)	1 year 3 months 4 days

Stock-Based Compensation (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Research and Development Expenses	$ 5		$ 9	$ 7	$ 14	$ 79
General and Administrative Expenses	232	148	300	340	554	914
Stock-based compensation expense	$ 237	$ 148	$ 309	$ 347	$ 568	$ 993

Stock-Based Compensation (Details 3)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	154.60%	151.00%	146.00%
Expected volatility (Minimum)				89.00%
Expected volatility (Maximum)				179.00%
Risk-free interest rate	0.86%	1.08%	0.90%
Risk-free interest rate (Minimum)				1.10%
Risk-free interest rate (Maximum)				3.70%
Expected term	5 years 3 months 7 days	5 years 21 days	5 years 2 months 4 days	8 years 4 months 8 days

Stock-Based Compensation (Details 4)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Number of Shares
Nonvested beginning balance	592,907	1,749,161
Granted	691,250	1,095,000
Vested	(839,891)	(2,251,254)
Forfeited	(37,500)	0
Nonvested ending balance	406,766	592,907
Weighted Average Grant-Date Fair Value
Nonvested beginning balance	295,461	613,461
Granted	190,660	595,315
Vested	(369,320)	(913,167)
Forfeited	(10,607)	0
Nonvested ending balance	106,194	295,461

Stock-Based Compensation (Details Narrative) (USD $)	6 Months Ended
Mar. 31, 2013
Stock-Based Compensation Details Narrative
Unrecognized compensation expense	$ 942,000

Net Income (Loss) Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Numerator:
Net income (loss)	$ (5,782)	$ 2,763	$ (1,755)	$ 5,740	$ 1,698	$ 299
Net income attributable to participating securities (1)		1,382		(2,851)	(842)	(151)
Net income (loss) attributable to common stockholders - basic (1)	(5,782)	1,381	(1,755)	2,889	856	148
Net income (loss)	(5,782)	2,763	(1,755)	5,740	1,698	299
Less gain (loss) on warrant liability for participating common warrants (1)		3,046		6,867	3,859	3,553
Net income (loss) attributable to common stockholders - diluted (1)	$ (5,782)	$ (283)	$ (1,755)	$ (1,127)	$ (2,161)	$ (3,253)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders - basic	94,425	60,490	69,664	60,480	61,593	59,474
Effect of potentially dilutive securities: Common stock warrants (1)		10,494		14,743	9,448	26,388
Effect of potentially dilutive securities: Convertible preferred warrants
Effect of potentially dilutive securities: Convertible preferred stock
Effect of potentially dilutive securities: Common stock options
Effect of potentially dilutive securities: Non-participating common stock warrants
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders - diluted (1)	94,425	70,984	69,664	76,102	71,041	85,862
Basic net income (loss) per common share (1)	$ (0.06)	$ 0.02	$ (0.03)	$ 0.05	$ 0.01	$ 0
Diluted net income (loss) per common share (1)	$ (0.06)	$ 0	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.04)

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Income Taxes Details
Net operating loss carry-forwards	$ 40,645	$ 40,939
Research and development credit carry-forwards	4,479	3,953
Accrued payroll related liabilities	2,802	2,750
Depreciation and amortization	939	0
State Taxes	(1,554)	(1,450)
Total deferred tax assets	47,311	46,192
Deferred tax liabilities	0	0
Valuation allowance for deferred assets	(47,311)	(46,192)
Net deferred tax asset	$ 0	$ 0

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Taxes Details 1
Effective income tax rate	0.00%	0.00%
United States Federal income tax at statutory rate	$ 577	$ 95
State income taxes (net of federal benefit)	99	2
Warrant expense	(1,621)	(1,311)
Prior year deferred true up	1,119	1,178
Change in valuation reserves	(365)	(212)
Other	193	250
Provision for income taxes	$ 2	$ 2

Quarterly Financial Data (as restated) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Total revenue					$ 7,293	$ 4,821
Net income	(5,782)	2,763	(1,755)	5,740	1,698	299
Net income available to stockholders ��� Basic (2)					856	149
Net income available to stockholders ��� Diluted (2)					(2,161)	(3,254)
Basic net income (loss) per common share attributable to common stockholders (2)	$ (0.06)	$ 0.02	$ (0.03)	$ 0.05	$ 0.01	$ 0
Diluted net income (loss) per share	$ (0.06)	$ 0	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.04)
First Quarter
Total revenue					2,215
Net income					2,977	(7,620)
Net income available to stockholders ��� Basic (2)					1,487	(7,620)
Net income available to stockholders ��� Diluted (2)					(415)	(7,620)
Basic net income (loss) per common share attributable to common stockholders (2)					$ 0.02	$ (0.13)
Diluted net income (loss) per share					$ (0.01)	$ (0.13)
Second Quarter
Total revenue					2,231	785
Net income					2,763	3,778
Net income available to stockholders ��� Basic (2)					1,381	1,879
Net income available to stockholders ��� Diluted (2)					(283)	(937)
Basic net income (loss) per common share attributable to common stockholders (2)					$ 0.02	$ 0.03
Diluted net income (loss) per share					$ 0	$ (0.01)
Third Quarter
Total revenue					1,448	1,912
Net income					3,064	6,293
Net income available to stockholders ��� Basic (2)					1,558	3,144
Net income available to stockholders ��� Diluted (2)					(307)	(687)
Basic net income (loss) per common share attributable to common stockholders (2)					$ 0.02	$ 0.05
Diluted net income (loss) per share					$ 0	$ (0.01)
Fourth Quarter
Total revenue					1,399	2,124
Net income					(7,106)	(2,152)
Net income available to stockholders ��� Basic (2)					(7,106)	(2,152)
Net income available to stockholders ��� Diluted (2)					$ (7,106)	$ (2,152)
Basic net income (loss) per common share attributable to common stockholders (2)					$ (0.11)	$ (0.04)
Diluted net income (loss) per share					$ (0.11)	$ (0.04)

Investments (Details Narrative) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Investments Details Narrative
Equity Method Investment Ownership Percentage	35.00%	35.00%
Equity method ownership	$ 91,000	$ 91,000